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                              [LOGO] Nationwide(R)

                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3

                               Semi-Annual Report

                                       to

                                 Contract Owners

                                  June 30, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-2413-6/04

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                              [LOGO] Nationwide(R)

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2004 semi-annual report of the Nationwide VLI Separate Account-3.

The performance of equity investments slowed during the first half of 2004 from their strong showing of the prior year. The recent volatility in energy prices and the resulting general economic uncertainty have helped keep a damper on stock prices. The Federal Reserve, on the other hand, is more optimistic in its economic outlook and has affirmed its view with two quarter-point increases in short term interest rates. We don't know the immediate resolution to these apparent conflicts, except that with the passing of time both positions will be supportable. We also know that an accurate forecast of the near-term direction of the stock market is further complicated by the unpredictability of events in this presidential election year.

In the meantime, we believe you are well positioned with your variable contract, and its varied array of investment options, to diversify your holdings to meet changing economic and market conditions. We are pleased you have chosen Nationwide and our investment products to help you achieve your financial planning and retirement objectives.


                               /s/ Mark R. Thresher
                           ---------------------------
                           Mark R. Thresher, President
                                 August 16, 2004

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How to Read the Semi-Annual Report

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-3. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Semi-Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2004. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 31. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30, 2004
                                   (UNAUDITED)

Assets:
   Investments at fair value:
      American Century VP - Balanced Fund - Class I (ACVPBal)
         46,362 shares (cost $325,818) .................................................   $316,188
      American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
         11,596 shares (cost $117,274) .................................................     85,108
      American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
         7,163 shares (cost $51,276) ...................................................     48,633
      American Century VP - International Fund - Class I (ACVPInt)
         11,297 shares (cost $94,607) ..................................................     73,878
      American Century VP - Ultra(R) Fund - Class I (ACVPUltra)
         1,805 shares (cost $15,943) ...................................................     17,393
      American Century VP - Value Fund - Class I (ACVPVal)
         22,018 shares (cost $151,930) .................................................    179,004
      Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
         1,805 shares (cost $24,025) ...................................................     18,375
      Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
         4,014 shares (cost $43,927) ...................................................     35,882
      Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
         5,519 shares (cost $77,193) ...................................................     81,835
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
         178 shares (cost $2,079) ......................................................      2,550
      Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
         6,091 shares (cost $207,107) ..................................................    148,841
      Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)
         17,799 shares (cost $548,943) .................................................    519,177
      Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
         2,722 shares (cost $95,006) ...................................................     95,447
      Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
         1,722 shares (cost $36,750) ...................................................     34,803
      Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
         612 shares (cost $7,124) ......................................................      6,882
      Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
         15,926 shares (cost $368,508) .................................................    374,889
      Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr)
         22,520 shares (cost $1,016,533) ...............................................    707,554
      Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
         9,936 shares (cost $80,892) ...................................................     63,883
      Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv)
         2,887 shares (cost $42,801) ...................................................     44,941
      Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
         3,531 shares (cost $52,709) ...................................................     50,343
      Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class (FidVIPCon)
         22,283 shares (cost $524,208) .................................................    546,147
      Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
         1,635 shares (cost $22,221) ...................................................     24,858

                                                                     (Continued)

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                        NATIONWIDE VLI SEPARATE ACCOUNT-3

     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

      Fidelity(R) VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
         649 shares (cost $8,547) ......................................................   $     8,466
      Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
         291 shares (cost $3,222) ......................................................         3,419
      Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
         492 shares (cost $5,114) ......................................................         5,174
      Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
         348 shares (cost $3,277) ......................................................         3,333
      Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
         144,995 shares (cost $1,687,370) ..............................................     1,663,086
      Gartmore GVIT Growth Fund - Class I (GVITGrowth)
         319,411 shares (cost $5,362,693) ..............................................     3,270,760
      Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
         1,512 shares (cost $15,009) ...................................................        16,262
      Gartmore GVIT ID Conservative Fund (GVITIDCon)
         1,489 shares (cost $15,460) ...................................................        15,284
      Gartmore GVIT ID Moderate Fund (GVITIDMod)
         11,114 shares (cost $109,031) .................................................       118,696
      Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
         12,506 shares (cost $123,773) .................................................       135,310
      Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
         16,674 shares (cost $157,625) .................................................       175,072
      Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
         445,554 shares (cost $445,554) ................................................       445,554
      Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund)
         1,093,677 shares (cost $14,436,509) ...........................................    11,417,981
      Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead)
         90 shares (cost $1,062) .......................................................         1,102
      Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
         23,551 shares (cost $249,693) .................................................       287,076
      Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
         10,095 shares (cost $201,150) .................................................       234,284
      Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
         360 shares (cost $3,897) ......................................................         3,792
      Neuberger Berman AMT - Balanced Portfolio (NBAMTBal)
         93,514 shares (cost $1,179,257) ...............................................       867,808
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
         12,303 shares (cost $145,915) .................................................       137,783
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
         2,161 shares (cost $31,614) ...................................................        31,474
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         987 shares (cost $13,347) .....................................................        13,019
      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         6,138 shares (cost $99,380) ...................................................        99,614
      Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
         2,871 shares (cost $31,947) ...................................................        31,488
      Oppenheimer VA Capital Appreciation Fund - Initial Class (OppCapAp)
         7,339 shares (cost $307,443) ..................................................       259,868
      Oppenheimer VA Global Securities Fund - Initial Class (OppGlSec)
         6,788 shares (cost $150,755) ..................................................       173,704

      Oppenheimer VA Multiple Strategies Fund - Initial Class (OppMultStr)
         2,539 shares (cost $36,586) ...................................................   $    40,538
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,721 shares (cost $135,019) ..................................................       138,843
      Strong VIF - Strong Discovery Fund II (StDisc2)
         3,145 shares (cost $37,233) ...................................................        42,013
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         1,296 shares (cost $15,482) ...................................................        15,491
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,478 shares (cost $41,488) ...................................................        52,835
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         449 shares (cost $5,153) ......................................................         6,839
      Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
         2,481 shares (cost $18,076) ...................................................        21,705
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
         5,834 shares (cost $73,717) ...................................................        97,414
                                                                                           -----------
            Total Investments ..........................................................    23,311,698
   Accounts Receivable .................................................................           184
                                                                                           -----------
            Total Assets ...............................................................    23,311,882
Accounts Payable .......................................................................            --
                                                                                           -----------
Contract Owners Equity (note 7) ........................................................   $23,311,882
                                                                                           ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT - 3
STATEMENTS OF OPERATIONS
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                        Total      ACVPBal   ACVPCapAp   ACVPIncGr
                                                     -----------   -------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................   $   161,260     5,192         --        679
   Mortality and expense risk charges (note 3) ...       (82,600)   (1,102)      (336)      (176)
                                                     -----------   -------    -------     ------
      Net investment income (loss) ...............        78,660     4,090       (336)       503
                                                     -----------   -------    -------     ------

   Proceeds from mutual fund shares sold .........     1,724,372     9,714      8,494      1,400
   Cost of mutual fund shares sold ...............    (1,920,843)  (10,785)   (19,767)    (1,572)
                                                     -----------   -------    -------     ------
      Realized gain (loss) on investments ........      (196,471)   (1,071)   (11,273)      (172)
   Change in unrealized gain (loss)
      on investments .............................       567,609     4,635     14,155      1,733
                                                     -----------   -------    -------     ------
      Net gain (loss) on investments .............       371,138     3,564      2,882      1,561
                                                     -----------   -------    -------     ------
   Reinvested capital gains ......................        38,830        --         --         --
                                                     -----------   -------    -------     ------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................   $   488,628     7,654      2,546      2,064
                                                     ===========   =======    =======     ======

                                                     ACVPInt   ACVPUltra   ACVPVal   CSGPVen
                                                     -------   ---------   -------   -------
Investment activity:
   Reinvested dividends ..........................      385        --       1,720        --
   Mortality and expense risk charges (note 3) ...     (208)      (26)       (541)      (27)
                                                     ------       ---      ------     -----
      Net investment income (loss) ...............      177       (26)      1,179       (27)
                                                     ------       ---      ------     -----

   Proceeds from mutual fund shares sold .........    1,208        44       2,238       314
   Cost of mutual fund shares sold ...............   (2,011)      (38)     (1,916)     (693)
                                                     ------       ---      ------     -----
      Realized gain (loss) on investments ........     (803)        6         322      (379)
   Change in unrealized gain (loss)
      on investments .............................    1,899       768       7,040     1,668
                                                     ------       ---      ------     -----
      Net gain (loss) on investments .............    1,096       774       7,362     1,289
                                                     ------       ---      ------     -----
   Reinvested capital gains ......................       --        --       1,335        --
                                                     ------       ---      ------     -----
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................    1,273       748       9,876     1,262
                                                     ======       ===      ======     =====

                                                     CSIntFoc   CSSmCapGr   DrySmCaplxS    DrySRGro
                                                     --------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................   $    --          --         --             9
   Mortality and expense risk charges (note 3) ...      (150)       (320)        --          (542)
                                                     -------     -------       ----        ------
      Net investment income (loss) ...............      (150)       (320)        --          (533)
                                                     -------     -------       ----        ------

   Proceeds from mutual fund shares sold .........       864       8,387        706         2,721
   Cost of mutual fund shares sold ...............    (1,608)    (11,522)      (504)       (4,399)
                                                     -------     -------       ----        ------
      Realized gain (loss) on investments ........      (744)     (3,135)       202        (1,678)
   Change in unrealized gain (loss)
      on investments .............................     1,077       7,396         18         5,561
                                                     -------     -------       ----        ------
      Net gain (loss) on investments .............       333       4,261        220         3,883
                                                     -------     -------       ----        ------
   Reinvested capital gains ......................        --          --          3            --
                                                     -------     -------       ----        ------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................   $   183       3,941        223         3,350
                                                     =======     =======       ====        ======

                                                     DryStkIx   DryVIFApp   DryVIFGrinc   FedQualBd
                                                     --------   ---------   -----------   ---------
Investment activity:
   Reinvested dividends ..........................     3,467         26         135           259
   Mortality and expense risk charges (note 3) ...    (1,681)      (342)       (155)           (7)
                                                     -------     ------        ----        ------
      Net investment income (loss) ...............     1,786       (316)        (20)          252
                                                     -------     ------        ----        ------

   Proceeds from mutual fund shares sold .........    16,612        999         780         2,241
   Cost of mutual fund shares sold ...............   (20,169)    (1,117)       (921)       (2,124)
                                                     -------     ------        ----        ------
      Realized gain (loss) on investments ........    (3,557)      (118)       (141)          117
   Change in unrealized gain (loss)
      on investments .............................    16,423      1,832         303          (418)
                                                     -------     ------        ----        ------
      Net gain (loss) on investments .............    12,866      1,714         162          (301)
                                                     -------     ------        ----        ------
   Reinvested capital gains ......................        --         --          --            57
                                                     -------     ------        ----        ------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................    14,652      1,398         142             8
                                                     =======     ======        ====        ======

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NATIONWIDE VLI SEPARATE ACCOUNT - 3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     FidVIPEI   FidVIPGr   FidVIPHI   FidVIPOv
                                                     --------   --------   --------   --------
Investment activity:
   Reinvested dividends ..........................   $  6,039     1,871      5,244        680
   Mortality and expense risk charges (note 3) ...     (1,192)   (2,475)      (199)      (187)
                                                     --------   -------     ------    -------
      Net investment income (loss) ...............      4,847      (604)     5,045        493
                                                     --------   -------     ------    -------

   Proceeds from mutual fund shares sold .........     44,229    45,513      2,580     16,174
   Cost of mutual fund shares sold ...............    (47,820)  (75,583)    (4,243)   (23,322)
                                                     --------   -------     ------    -------
      Realized gain (loss) on investments ........     (3,591)  (30,070)    (1,663)    (7,148)
   Change in unrealized gain (loss)
      on investments .............................      8,918    38,286     (3,140)     7,577
                                                     --------   -------     ------    -------
      Net gain (loss) on investments .............      5,327     8,216     (4,803)       429
                                                     --------   -------     ------    -------
   Reinvested capital gains ......................      1,443        --         --         --
                                                     --------   -------     ------    -------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................   $ 11,617     7,612        242        922
                                                     ========   =======     ======    =======

                                                     FidVIPAM   FidVIPCon   FidVIPGrOp   FidVIPValS
                                                     --------   ---------   ----------   ----------
Investment activity:
   Reinvested dividends ..........................     1,377       1,917       129            --
   Mortality and expense risk charges (note 3) ...      (155)     (1,790)      (32)          (13)
                                                      ------     -------       ---          ----
      Net investment income (loss) ...............     1,222         127        97           (13)
                                                      ------     -------       ---          ----

   Proceeds from mutual fund shares sold .........     2,059      48,269       113           171
   Cost of mutual fund shares sold ...............    (2,415)    (50,587)      (98)         (161)
                                                      ------     -------       ---          ----
      Realized gain (loss) on investments ........      (356)     (2,318)       15            10
   Change in unrealized gain (loss)
      on investments .............................      (486)     34,848       207          (106)
                                                      ------     -------       ---          ----
      Net gain (loss) on investments .............      (842)     32,530       222           (96)
                                                      ------     -------       ---          ----
   Reinvested capital gains ......................        --          --        --            14
                                                      ------     -------       ---          ----
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................       380      32,657       319           (95)
                                                      ======     =======       ===          ====

                                                     GVITGlFin1   GVITGlHlth   GVITGlUtl1   GVITGvtBd
                                                     ----------   ----------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................      $ 11            --          19        60,156
   Mortality and expense risk charges (note 3) ...        --            --          --        (6,096)
                                                        ----        ------        ----      --------
      Net investment income (loss) ...............        11            --          19        54,060
                                                        ----        ------        ----      --------

   Proceeds from mutual fund shares sold .........        42         1,360         340       152,629
   Cost of mutual fund shares sold ...............       (38)       (1,347)       (344)     (151,628)
                                                        ----        ------        ----      --------
      Realized gain (loss) on investments ........         4            13          (4)        1,001
   Change in unrealized gain (loss)
      on investments .............................       167           234          56       (95,622)
                                                        ----        ------        ----      --------
      Net gain (loss) on investments .............       171           247          52       (94,621)
                                                        ----        ------        ----      --------
   Reinvested capital gains ......................         9            18          --        33,857
                                                        ----        ------        ----      --------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................      $191           265          71        (6,704)
                                                        ====        ======        ====      ========

                                                     GVITGrowth   GVITIDAgg   GVITIDCon   GVITIDMod
                                                     ----------   ---------   ---------   ---------
Investment activity:
   Reinvested dividends ..........................       1,851        64          156         837
   Mortality and expense risk charges (note 3) ...     (11,545)      (27)         (21)       (358)
                                                      --------       ---       ------      ------
      Net investment income (loss) ...............      (9,694)       37          135         479
                                                      --------       ---       ------      ------

   Proceeds from mutual fund shares sold .........     151,211        46        1,131       1,281
   Cost of mutual fund shares sold ...............    (182,654)      (45)      (1,107)     (1,085)
                                                      --------       ---       ------      ------
      Realized gain (loss) on investments ........     (31,443)        1           24         196
   Change in unrealized gain (loss)
      on investments .............................     116,190       389         (190)        857
                                                      --------       ---       ------      ------
      Net gain (loss) on investments .............      84,747       390         (166)      1,053
                                                      --------       ---       ------      ------
   Reinvested capital gains ......................          --       146           66         448
                                                      --------       ---       ------      ------
         Net increase (decrease) in contract
            owners' equity resulting
            from operations ......................      75,053       573           35       1,980
                                                      ========       ===       ======      ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     GVITIDModAgg   GVITIDModCon   GVITMyMkt   GVITNWFund
                                                     ------------   ------------   ---------   ----------
Investment activity:
   Reinvested dividends ..........................      $   685         1,473         1,537       59,022
   Mortality and expense risk charges (note 3) ...         (372)         (433)       (1,748)     (41,550)
                                                        -------       -------      --------     --------
      Net investment income (loss) ...............          313         1,040          (211)      17,472
                                                        -------       -------      --------     --------

   Proceeds from mutual fund shares sold .........        5,543        10,737       446,372      504,757
   Cost of mutual fund shares sold ...............       (4,640)       (9,543)     (446,372)    (556,951)
                                                        -------       -------      --------     --------
      Realized gain (loss) on investments ........          903         1,194            --      (52,194)
   Change in unrealized gain (loss)
      on investments .............................        1,002          (767)           --      245,586
                                                        -------       -------      --------     --------
      Net gain (loss) on investments .............        1,905           427            --      193,392
                                                        -------       -------      --------     --------
   Reinvested capital gains ......................          573           705            --           --
                                                        -------       -------      --------     --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      $ 2,791         2,172          (211)     210,864
                                                        -------       -------      --------     --------

                                                     GVITLead   GVITSmCapVal   GVITSmComp   GVITUSGro
                                                     --------   ------------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................        --           --            --          --
   Mortality and expense risk charges (note 3) ...       (16)        (911)         (839)         (3)
                                                     -------      -------       -------      ------
      Net investment income (loss) ...............       (16)        (911)         (839)         (3)
                                                     -------      -------       -------      ------

   Proceeds from mutual fund shares sold .........    12,055       20,534        24,953       4,317
   Cost of mutual fund shares sold ...............   (10,474)     (18,329)      (25,043)     (3,680)
                                                     -------      -------       -------      ------
      Realized gain (loss) on investments ........     1,581        2,205           (90)        637
   Change in unrealized gain (loss)
      on investments .............................      (987)      10,656        16,131        (703)
                                                     -------      -------       -------      ------
      Net gain (loss) on investments .............       594       12,861        16,041         (66)
                                                     -------      -------       -------      ------
   Reinvested capital gains ......................        --           --            --         156
                                                     -------      -------       -------      ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................       578       11,950        15,202          87
                                                     -------      -------       -------      ------

                                                      NBAMTBal   NBAMTGro   NBAMTGuard   NBAMTLMat
                                                     ---------   --------   ----------   ---------
Investment activity:
   Reinvested dividends ..........................   $     --          --         --           --
   Mortality and expense risk charges (note 3) ...     (2,953)       (485)      (150)         (27)
                                                       ------      ------      -----       ------
      Net investment income (loss) ...............     (2,953)       (485)      (150)         (27)
                                                       ------      ------      -----       ------

   Proceeds from mutual fund shares sold .........     56,185      16,444        919        2,510
   Cost of mutual fund shares sold ...............    (94,143)    (22,093)      (943)      (2,483)
                                                       ------      ------      -----       ------
      Realized gain (loss) on investments ........    (37,958)     (5,649)       (24)          27
   Change in unrealized gain (loss)
      on investments .............................     71,258      15,665      1,306          (22)
                                                       ------      ------      -----       ------
      Net gain (loss) on investments .............     33,300      10,016      1,282            5
                                                       ------      ------      -----       ------
   Reinvested capital gains ......................         --          --         --           --
                                                       ------      ------      -----       ------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $ 30,347       9,531      1,132          (22)
                                                       ======      ======      =====       ======

                                                     NBAMTPart   OppBdFd   OppCapAp   OppGlSec
                                                     ---------   -------   --------   --------
Investment activity:
   Reinvested dividends ..........................        --      1,298        804      2,009
   Mortality and expense risk charges (note 3) ...      (349)      (152)      (898)      (546)
                                                      ------     ------    -------    -------
      Net investment income (loss) ...............      (349)     1,146        (94)     1,463
                                                      ------     ------    -------    -------

   Proceeds from mutual fund shares sold .........     1,416      5,191     12,898     12,576
   Cost of mutual fund shares sold ...............    (1,741)    (4,768)   (18,268)   (14,743)
                                                      ------     ------    -------    -------
      Realized gain (loss) on investments ........      (325)       423     (5,370)    (2,167)
   Change in unrealized gain (loss)
      on investments .............................     5,427     (1,511)    10,373      4,805
                                                      ------     ------    -------    -------
      Net gain (loss) on investments .............     5,102     (1,088)     5,003      2,638
                                                      ------     ------    -------    -------
   Reinvested capital gains ......................        --         --         --         --
                                                      ------     ------    -------    -------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................     4,753         58      4,909      4,101
                                                      ======     ======    =======    =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF OPERATIONS, Continued
Six Month Period Ended June 30, 2004
(UNAUDITED)

                                                     OppMultStr    StOpp2   StDisc2   StIntStk2
                                                     ----------   -------   -------   ---------
Investment activity:
   Reinvested dividends ..........................   $   483           --       --        --
   Mortality and expense risk charges (note 3) ...      (153)        (533)    (162)       --
                                                     -------      -------   ------       ---
      Net investment income (loss) ...............       330         (533)    (162)       --
                                                     -------      -------   ------       ---

   Proceeds from mutual fund shares sold .........     7,221       25,148    2,471        --
   Cost of mutual fund shares sold ...............    (7,373)     (32,074)  (2,021)       --
                                                     -------      -------   ------       ---
      Realized gain (loss) on investments ........      (152)      (6,926)     450        --
   Change in unrealized gain (loss)
      on investments .............................       263       18,397    1,247        --
                                                     -------      -------   ------       ---
      Net gain (loss) on investments .............       111       11,471    1,697        --
                                                     -------      -------   ------       ---
   Reinvested capital gains ......................        --           --       --        --
                                                     -------      -------   ------       ---
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................   $   441       10,938    1,535        --
                                                     =======      =======   ======       ===

                                                     VEWrldBd   VEWrldEMkt   VEWrldHAs   VKEmMkt
                                                     --------   ----------   ---------   -------
Investment activity:
   Reinvested dividends ..........................     1,399         300          27        --
   Mortality and expense risk charges (note 3) ...       (27)       (182)         (7)      (46)
                                                      ------      ------      ------      ----
      Net investment income (loss) ...............     1,372         118          20       (46)
                                                      ------      ------      ------      ----

   Proceeds from mutual fund shares sold .........     4,864       3,681       4,991       824
   Cost of mutual fund shares sold ...............    (4,551)     (3,672)     (3,942)     (650)
                                                      ------      ------      ------      ----
      Realized gain (loss) on investments ........       313           9       1,049       174
   Change in unrealized gain (loss)
      on investments .............................    (2,206)     (1,804)       (930)     (903)
                                                      ------      ------      ------      ----
      Net gain (loss) on investments .............    (1,893)     (1,795)        119      (729)
                                                      ------      ------      ------      ----
   Reinvested capital gains ......................        --          --          --        --
                                                      ------      ------      ------      ----
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................      (521)     (1,677)        139      (775)
                                                      ======      ======      ======      ====

                                                     VKUSRealEst
                                                     -----------
Investment activity:
   Reinvested dividends ..........................    $     --
   Mortality and expense risk charges (note 3) ...        (355)
                                                      --------
      Net investment income (loss) ...............        (355)
                                                      --------

   Proceeds from mutual fund shares sold .........      13,895
   Cost of mutual fund shares sold ...............     (10,723)
                                                      --------
      Realized gain (loss) on investments ........       3,172
   Change in unrealized gain (loss)
      on investments .............................       3,051
                                                      --------
      Net gain (loss) on investments .............       6,223
                                                      --------
   Reinvested capital gains ......................          --
                                                      --------
         Net increase (decrease) in contract
            owners' equity resulting from
            operations ...........................    $  5,868
                                                      ========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                            Total                 ACVPBal
                                                  ------------------------   -----------------
                                                      2004         2003        2004      2003
                                                  -----------   ----------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $    78,660       39,261     4,090     7,078
   Realized gain (loss) on investments ........      (196,471)    (582,466)   (1,071)   (9,724)
   Change in unrealized gain (loss)
      on investments ..........................       567,609    2,661,978     4,635    28,560
   Reinvested capital gains ...................        38,830        2,533        --        --
                                                  -----------   ----------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       488,628    2,121,306     7,654    25,914
                                                  -----------   ----------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     1,226,791    1,341,834    17,919    19,349
   Transfers between funds ....................            --           --        --     7,997
   Surrenders (note 6) ........................    (1,328,761)  (1,122,461)   (1,879)  (23,759)
   Death benefits (note 4) ....................       (78,863)     (16,998)     (164)       --
   Net policy repayments (loans) (note 5) .....       213,627      371,985    (2,514)   (1,397)
   Deductions for surrender charges
      (note 2d) ...............................            --       (7,363)       --      (156)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,034,476)  (1,060,560)  (17,360)  (18,591)
                                                  -----------   ----------   -------   -------
         Net equity transactions ..............    (1,001,682)    (493,563)   (3,998)  (16,557)
                                                  -----------   ----------   -------   -------

Net change in contract owners' equity .........      (513,054)   1,627,743     3,656     9,357
Contract owners' equity beginning
   of period ..................................    23,824,936   20,451,328   312,578   299,738
                                                  -----------   ----------   -------   -------
Contract owners' equity end of period .........   $23,311,882   22,079,071   316,234   309,095
                                                  ===========   ==========   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     1,361,984    1,158,106    19,095    18,887
                                                  -----------   ----------   -------   -------
   Units purchased ............................       357,924      238,137     4,296     8,100
   Units redeemed .............................      (266,016)    (203,064)   (3,253)   (7,022)
                                                  -----------   ----------   -------   -------
   Ending units ...............................     1,453,892    1,193,179    20,138    19,965
                                                  ===========   ==========   =======   =======

                                                      ACVPCapAp          ACVPIncGr
                                                  -----------------   ---------------
                                                    2004      2003     2004     2003
                                                  -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ...............      (336)     (293)     503      376
   Realized gain (loss) on investments ........   (11,273)  (14,031)    (172)  (1,374)
   Change in unrealized gain (loss)
      on investments ..........................    14,155    18,979    1,733    5,063
   Reinvested capital gains ...................        --        --       --       --
                                                  -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     2,546     4,655    2,064    4,065
                                                  -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     4,147     4,372    1,833    3,136
   Transfers between funds ....................    (1,284)   (2,178)      --   (1,747)
   Surrenders (note 6) ........................   (29,781)   (5,136)      --       --
   Death benefits (note 4) ....................        --        --       --       --
   Net policy repayments (loans) (note 5) .....    23,245     3,056       (2)      63
   Deductions for surrender charges
      (note 2d) ...............................        --       (34)      --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,639)   (3,685)  (2,327)  (2,182)
                                                  -------   -------   ------   ------
         Net equity transactions ..............    (6,312)   (3,605)    (496)    (730)
                                                  -------   -------   ------   ------

Net change in contract owners' equity .........    (3,766)    1,050    1,568    3,335
Contract owners' equity beginning
   of period ..................................    88,917    81,840   47,097   35,634
                                                  -------   -------   ------   ------
Contract owners' equity end of period .........    85,151    82,890   48,665   38,969
                                                  =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     6,453     6,451    4,485    4,351
                                                  -------   -------   ------   ------
   Units purchased ............................       324       616      181    1,021
   Units redeemed .............................      (657)     (778)    (230)  (1,104)
                                                  -------   -------   ------   ------
   Ending units ...............................     6,120     6,289    4,436    4,268
                                                  =======   =======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       ACVPInt          ACVPUltra
                                                  ----------------   --------------
                                                    2004     2003     2004    2003
                                                  -------   ------   ------   -----
Investment activity:
   Net investment income (loss) ...............   $   177      217      (26)    --
   Realized gain (loss) on investments ........      (803)  (4,483)       6     (1)
   Change in unrealized gain (loss)
      on investments ..........................     1,899    6,564      768     13
   Reinvested capital gains ...................        --       --       --     --
                                                  -------   ------   ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     1,273    2,298      748     12
                                                  -------   ------   ------    ---

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     4,580    5,499    3,816     --
   Transfers between funds ....................     3,197   (2,954)      --     --
   Surrenders (note 6) ........................        --     (305)      --     --
   Death benefits (note 4) ....................        --       --       --     --
   Net policy repayments (loans) (note 5) .....       (11)      (8)      --     --
   Deductions for surrender charges
      (note 2d) ...............................        --       (2)      --     --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,929)  (2,793)    (601)    (8)
                                                  -------   ------   ------    ---
         Net equity transactions ..............     4,837     (563)   3,215     (8)
                                                  -------   ------   ------    ---

Net change in contract owners' equity .........     6,110    1,735    3,963      4
Contract owners' equity beginning
   of period ..................................    67,784   54,653   13,433    112
                                                  -------   ------   ------    ---
Contract owners' equity end of period .........   $73,894   56,388   17,396    116
                                                  =======   ======   ======    ===

CHANGES IN UNITS:
   Beginning units ............................     5,729    4,448    1,365     14
                                                  -------   ------   ------    ---
   Units purchased ............................       576      463      379     --
   Units redeemed .............................      (229)    (521)     (58)    (1)
                                                  -------   ------   ------    ---
   Ending units ...............................     6,076    4,390    1,686     13
                                                  =======   ======   ======    ===

                                                       ACVPVal            CSGPVen
                                                  -----------------   ---------------
                                                    2004      2003     2004     2003
                                                  -------   -------   ------   ------
Investment activity:
   Net investment income (loss) ...............     1,179       985      (27)     (40)
   Realized gain (loss) on investments ........       322    (1,079)    (379)    (575)
   Change in unrealized gain (loss)
      on investments ..........................     7,040    11,412    1,668    2,485
   Reinvested capital gains ...................     1,335        --       --       --
                                                  -------   -------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     9,876    11,318    1,262    1,870
                                                  -------   -------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     5,758     6,237    1,133    1,269
   Transfers between funds ....................     5,447       717       --       --
   Surrenders (note 6) ........................        --    (8,031)      --       --
   Death benefits (note 4) ....................        --        --       --       --
   Net policy repayments (loans) (note 5) .....        (5)    2,153      217       (6)
   Deductions for surrender charges
      (note 2d) ...............................        --       (53)      --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (5,082)   (4,257)    (653)    (537)
                                                  -------   -------   ------   ------
         Net equity transactions ..............     6,118    (3,234)     697      726
                                                  -------   -------   ------   ------

Net change in contract owners' equity .........    15,994     8,084    1,959    2,596
Contract owners' equity beginning
   of period ..................................   163,063   127,099   16,422    9,643
                                                  -------   -------   ------   ------
Contract owners' equity end of period .........   179,057   135,183   18,381   12,239
                                                  =======   =======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................    12,289     9,786    1,581    1,324
                                                  -------   -------   ------   ------
   Units purchased ............................     2,001     4,337      133      185
   Units redeemed .............................    (1,016)   (2,929)     (66)     (86)
                                                  -------   -------   ------   ------
   Ending units ...............................    13,274    11,194    1,648    1,423
                                                  =======   =======   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      CSIntFoc           CSSmCapGr
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $  (150)     (91)     (320)     (225)
   Realized gain (loss) on investments ........      (744)    (663)   (3,135)  (16,267)
   Change in unrealized gain (loss) on
      investments .............................     1,077    3,103     7,396    26,836
   Reinvested capital gains ...................        --       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       183    2,349     3,941    10,344
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     3,603    2,763    22,249     5,499
   Transfers between funds ....................        --       --     4,679    (5,356)
   Surrenders (note 6) ........................        --       --   (27,479)     (455)
   Death benefits (note 4) ....................        --       --        --        --
   Net policy repayments (loans) (note 5) .....        48       51    20,576      (811)
   Deductions for surrender charges
      (note 2d) ...............................        --       --        --        (3)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b
      and 2c) .................................    (1,248)  (1,476)   (2,999)   (3,957)
                                                  -------   ------   -------   -------
         Net equity transactions ..............     2,403    1,338    17,026    (5,083)
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........     2,586    3,687    20,967     5,261
Contract owners' equity beginning of period ...    33,318   25,996    60,896    56,794
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   $35,904   29,683    81,863    62,055
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     3,220    3,276     4,151     5,028
                                                  -------   ------   -------   -------
   Units purchased ............................       358      401     1,623       795
   Units redeemed .............................      (128)    (221)     (596)   (1,088)
                                                  -------   ------   -------   -------
   Ending units ...............................     3,450    3,456     5,178     4,735
                                                  =======   ======   =======   =======

                                                   DrySmCapIxS         DrySRGro
                                                  -------------   -----------------
                                                   2004    2003     2004      2003
                                                  -----   -----   -------   -------
Investment activity:
   Net investment income (loss) ...............      --      (5)     (533)     (480)
   Realized gain (loss) on investments ........     202      66    (1,678)  (15,152)
   Change in unrealized gain (loss) on
      investments .............................      18     125     5,561    27,602
   Reinvested capital gains ...................       3      --        --        --
                                                  -----   -----   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     223     186     3,350    11,970
                                                  -----   -----   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     510     335     6,763     8,930
   Transfers between funds ....................    (625)    (38)    2,557    (6,471)
   Surrenders (note 6) ........................      --      --    (2,325)  (16,584)
   Death benefits (note 4) ....................      --      --        --        --
   Net policy repayments (loans) (note 5) .....      71      --     1,827     9,046
   Deductions for surrender charges
      (note 2d) ...............................      --      --        --      (109)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b
      and 2c) .................................    (119)    (31)   (5,700)   (5,826)
                                                  -----   -----   -------   -------
         Net equity transactions ..............    (163)    266     3,122   (11,014)
                                                  -----   -----   -------   -------

Net change in contract owners' equity .........      60     452     6,472       956
Contract owners' equity beginning of period ...   2,494   1,107   142,427   130,836
                                                  -----   -----   -------   -------
Contract owners' equity end of period .........   2,554   1,559   148,899   131,792
                                                  =====   =====   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     239     145     7,813     7,893
                                                  -----   -----   -------   -------
   Units purchased ............................      56      41     4,361       824
   Units redeemed .............................     (71)     (4)   (1,962)   (1,306)
                                                  -----   -----   -------   -------
   Ending units ...............................     224     182    10,212     7,411
                                                  =====   =====   =======   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                        DryStkIx           DryVIFApp
                                                  -------------------   ---------------
                                                    2004       2003      2004     2003
                                                  --------   --------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  1,786      1,428     (316)    (248)
   Realized gain (loss) on investments ........     (3,557)   (53,185)    (118)    (295)
   Change in unrealized gain (loss) on
      investments .............................     16,423    103,687    1,832    6,746
   Reinvested capital gains ...................         --         --       --       --
                                                  --------   --------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     14,652     51,930    1,398    6,203
                                                  --------   --------   ------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     30,733     48,246    7,465    3,329
   Transfers between funds ....................      2,756    (15,922)      --   14,148
   Surrenders (note 6) ........................    (11,083)  (194,139)      --       --
   Death benefits (note 4) ....................         --         --       --       --
   Net policy repayments (loans) (note 5) .....     17,393     85,157       (8)     223
   Deductions for surrender charges
      (note 2d) ...............................         --     (1,273)      --       --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b
      and 2c) .................................    (19,328)   (19,900)  (4,079)  (2,734)
                                                  --------   --------   ------   ------
         Net equity transactions ..............     20,471    (97,831)   3,378   14,966
                                                  --------   --------   ------   ------

Net change in contract owners' equity .........     35,123    (45,901)   4,776   21,169
Contract owners' equity beginning of period ...    484,113    455,733   90,689   59,921
                                                  --------   --------   ------   ------
Contract owners' equity end of period .........   $519,236    409,832   95,465   81,090
                                                  ========   ========   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     28,615     24,475    7,807    5,643
                                                  --------   --------   ------   ------
   Units purchased ............................      9,197      5,298      582    2,688
   Units redeemed .............................     (3,768)    (8,247)    (339)    (744)
                                                  --------   --------   ------   ------
   Ending units ...............................     34,044     21,526    8,050    7,587
                                                  ========   ========   ======   ======

                                                    DryVIFGrInc        FedQualBd
                                                  ---------------   --------------
                                                   2004     2003     2004     2003
                                                  ------   ------   ------   -----
Investment activity:
   Net investment income (loss) ...............      (20)       5      252     205
   Realized gain (loss) on investments ........     (141)    (356)     117      19
   Change in unrealized gain (loss) on
      investments .............................      303    2,796     (418)     82
   Reinvested capital gains ...................       --       --       57      --
                                                  ------   ------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      142    2,445        8     306
                                                  ------   ------   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    1,639    1,603    1,416      53
   Transfers between funds ....................    4,745       --   (2,037)  4,127
   Surrenders (note 6) ........................       --       --       --      --
   Death benefits (note 4) ....................       --       --       --      --
   Net policy repayments (loans) (note 5) .....       --      130       --      --
   Deductions for surrender charges
      (note 2d) ...............................       --       --       --      --
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b
      and 2c) .................................   (1,502)  (1,422)    (205)   (327)
                                                  ------   ------   ------   -----
         Net equity transactions ..............    4,882      311     (826)  3,853
                                                  ------   ------   ------   -----

Net change in contract owners' equity .........    5,024    2,756     (818)  4,159
Contract owners' equity beginning of period ...   29,792   23,228    7,727   3,915
                                                  ------   ------   ------   -----
Contract owners' equity end of period .........   34,816   25,984    6,909   8,074
                                                  ======   ======   ======   =====

CHANGES IN UNITS:
   Beginning units ............................    2,458    2,407      694     365
                                                  ------   ------   ------   -----
   Units purchased ............................    1,101      201      128     386
   Units redeemed .............................     (507)    (167)    (200)    (30)
                                                  ------   ------   ------   -----
   Ending units ...............................    3,052    2,441      622     721
                                                  ======   ======   ======   =====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       FidVIPEI             FidVIPGr
                                                  ------------------   -----------------
                                                    2004       2003      2004      2003
                                                  --------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $  4,847     5,036      (604)     (638)
   Realized gain (loss) on investments ........     (3,591)   (7,096)  (30,070)  (32,014)
   Change in unrealized gain (loss)
      on investments ..........................      8,918    33,803    38,286   117,110
   Reinvested capital gains ...................      1,443        --        --        --
                                                  --------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operation.............................     11,617    31,743     7,612    84,458
                                                  --------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     15,870    16,021    33,793    41,968
   Transfers between funds ....................      3,035    (1,743)   (4,211)   (1,940)
   Surrenders (note 6) ........................    (29,776)  (17,107)  (34,904)  (63,649)
   Death benefits (note 4) ....................         --        --        --        --
   Net policy repayments (loans) (note 5) .....     (4,338)    5,670    11,375    45,396
   Deductions for surrender charges
      (note 2d) ...............................         --      (112)       --      (417)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (18,643)  (18,216)  (36,245)  (35,942)
                                                  --------   -------   -------   -------
         Net equity transactions ..............    (33,852)  (15,487)  (30,192)  (14,584)
                                                  --------   -------   -------   -------

Net change in contract owners' equity .........    (22,235)   16,256   (22,580)   69,874
Contract owners' equity beginning of period ...    397,172   326,360   730,168   663,395
                                                  --------   -------   -------   -------
Contract owners' equity end of period .........   $374,937   342,616   707,588   733,269
                                                  ========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     25,791    14,448    37,677    27,394
                                                  --------   -------   -------   -------
   Units purchased ............................      4,119     1,910    12,293     4,039
   Units redeemed .............................     (4,302)   (1,822)   (6,492)   (2,907)
                                                  --------   -------   -------   -------
   Ending units ...............................     25,608    14,536    43,478    28,526
                                                  ========   =======   =======   =======

                                                      FidVIPHI          FidVIPOv
                                                  ---------------   ----------------
                                                   2004      2003     2004     2003
                                                  ------   ------   -------   ------
Investment activity:
   Net investment income (loss) ...............    5,045    3,866       493      202
   Realized gain (loss) on investments ........   (1,663)  (3,552)   (7,148)  (2,833)
   Change in unrealized gain (loss)
      on investments ..........................   (3,140)   8,163     7,577    6,218
   Reinvested capital gains ...................       --       --        --       --
                                                  ------   ------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operation.............................      242    8,477       922    3,587
                                                  ------   ------   -------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    1,730    7,967     2,256    1,443
   Transfers between funds ....................     (549)      --    (2,255)     154
   Surrenders (note 6) ........................       --   (2,932)       --   (1,433)
   Death benefits (note 4) ....................       --       --        --       --
   Net policy repayments (loans) (note 5) .....      (31)     (52)  (12,834)      91
   Deductions for surrender charges
      (note 2d) ...............................       --      (19)       --       (9)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (2,328)  (2,288)   (2,035)  (1,538)
                                                  ------   ------   -------   ------
         Net equity transactions ..............   (1,178)   2,676   (14,868)  (1,292)
                                                  ------   ------   -------   ------

Net change in contract owners' equity .........     (936)  11,153   (13,946)   2,295
Contract owners' equity beginning of period ...   64,844   50,440    58,919   37,523
                                                  ------   ------   -------   ------
Contract owners' equity end of period .........   63,908   61,593    44,973   39,818
                                                  ======   ======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................    3,372    3,072     3,671    3,278
                                                  ------   ------   -------   ------
   Units purchased ............................    1,861      483       533      217
   Units redeemed .............................   (1,089)    (407)   (1,372)    (305)
                                                  ------   ------   -------   ------
   Ending units ...............................    4,144    3,148     2,832    3,190
                                                  ======   ======   =======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      FidVIPAM           FidVIPCon
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $ 1,222    1,484       127       708
   Realized gain (loss) on investments ........      (356)  (2,478)   (2,318)   (1,215)
   Change in unrealized gain (loss)
      on investments ..........................      (486)   5,190    34,848    53,602
   Reinvested capital gains ...................        --       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       380    4,196    32,657    53,095
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       385      384    20,275    15,123
   Transfers between funds ....................        --       --    (7,337)   (4,183)
   Surrenders (note 6) ........................        --       --   (32,133)   (4,505)
   Death benefits (note 4) ....................        --       --        --        --
   Net policy repayments (loans) (note 5) .....    10,994   (7,187)   11,024    (4,859)
   Deductions for surrender charges
      (note 2d) ...............................        --       --        --       (30)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,900)  (2,001)  (16,827)  (16,573)
                                                  -------   ------   -------   -------
         Net equity transactions ..............     9,479   (8,804)  (24,998)  (15,027)
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........     9,859   (4,608)    7,659    38,068
Contract owners' equity beginning of period ...    40,536   44,083   538,545   584,508
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   $50,395   39,475   546,204   622,576
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     3,407    2,019    32,682    34,909
                                                  -------   ------   -------   -------
   Units purchased ............................     1,092    1,075     8,623    10,281
   Units redeemed .............................      (235)  (1,256)   (5,457)   (6,342)
                                                  -------   ------   -------   -------
   Ending units ...............................     4,264    1,838    35,848    38,848
                                                  =======   ======   =======   =======

                                                    FidVIPGrOp       FidVIPValS
                                                  ---------------   ------------
                                                   2004     2003     2004   2003
                                                  ------   ------   -----   ----
Investment activity:
   Net investment income (loss) ...............       97       36     (13)   --
   Realized gain (loss) on investments ........       15     (867)     10    --
   Change in unrealized gain (loss)
      on investments ..........................      207    1,897    (106)   --
   Reinvested capital gains ...................       --       --      14    --
                                                  ------   ------   -----   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      319    1,066     (95)   --
                                                  ------   ------   -----   ---

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    1,523      863     234    --
   Transfers between funds ....................       --       --   7,466    --
   Surrenders (note 6) ........................       --   (4,957)     --    --
   Death benefits (note 4) ....................       --       --      --    --
   Net policy repayments (loans) (note 5) .....       10    3,630      --    --
   Deductions for surrender charges
      (note 2d) ...............................       --      (33)     --    --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (1,035)    (587)   (221)   --
                                                  ------   ------   -----   ---
         Net equity transactions ..............      498   (1,084)  7,479    --
                                                  ------   ------   -----   ---

Net change in contract owners' equity .........      817      (18)  7,384    --
Contract owners' equity beginning of period ...   24,062    8,919   1,099    --
                                                  ------   ------   -----   ---
Contract owners' equity end of period .........   24,879    8,901   8,483    --
                                                  ======   ======   =====   ===

CHANGES IN UNITS:
   Beginning units ............................    2,359    1,163      94    --
                                                  ------   ------   -----   ---
   Units purchased ............................      152      113     614    --
   Units redeemed .............................      (99)    (247)    (18)   --
                                                  ------   ------   -----   ---
   Ending units ...............................    2,412    1,029     690    --
                                                  ======   ======   =====   ===

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                    GVITGlFin1       GVITGlHlth
                                                  -------------   ---------------
                                                   2004    2003    2004     2003
                                                  ------   ----   ------   ------
Investment activity:
   Net investment income (loss) ...............   $   11    --        --       (6)
   Realized gain (loss) on investments ........        4    --        13      (87)
   Change in unrealized gain (loss)
      on investments ..........................      167    (2)      234      386
   Reinvested capital gains ...................        9    --        18       --
                                                  ------   ---    ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      191    (2)      265      293
                                                  ------   ---    ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      420   118       564      564
   Transfers between funds ....................    2,044    --     2,044       --
   Surrenders (note 6) ........................       --    --        --       --
   Death benefits (note 4) ....................       --    --        --       --
   Net policy repayments (loans) (note 5) .....       59    --        --   (1,554)
   Deductions for surrender charges
      (note 2d) ...............................       --    --        --       --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (58)    1    (1,659)    (291)
                                                  ------   ---    ------   ------
         Net equity transactions ..............    2,465   119       949   (1,281)
                                                  ------   ---    ------   ------

Net change in contract owners' equity .........    2,656   117     1,214     (988)
Contract owners' equity beginning of period ...      774    --     3,971    2,157
                                                  ------   ---    ------   ------
Contract owners' equity end of period .........   $3,430   117     5,185    1,169
                                                  ======   ===    ======   ======

CHANGES IN UNITS:
   Beginning units ............................       64    --       353      260
                                                  ------   ---    ------   ------
   Units purchased ............................      215    12       222       84
   Units redeemed .............................       (7)   --      (139)    (232)
                                                  ------   ---    ------   ------
   Ending units ...............................      272    12       436      112
                                                  ======   ===    ======   ======

                                                   GVITGlUtl1          GVITGvtBd
                                                  ------------   ---------------------
                                                   2004   2003      2004        2003
                                                  -----   ----   ---------   ---------
Investment activity:
   Net investment income (loss) ...............      19    --       54,060      31,573
   Realized gain (loss) on investments ........      (4)   --        1,001       8,616
   Change in unrealized gain (loss)
      on investments ..........................      56    --      (95,622)     10,213
   Reinvested capital gains ...................      --    --       33,857       2,533
                                                  -----   ---    ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      71    --       (6,704)     52,935
                                                  -----   ---    ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     900    --       66,950      75,968
   Transfers between funds ....................   2,702    --      (31,290)     22,240
   Surrenders (note 6) ........................      --    --      (50,907)    (77,684)
   Death benefits (note 4) ....................      --    --      (35,416)         --
   Net policy repayments (loans) (note 5) .....      --    --        5,845      59,507
   Deductions for surrender charges
      (note 2d) ...............................      --    --           --        (509)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (311)   --      (84,857)    (96,417)
                                                  -----   ---    ---------   ---------
         Net equity transactions ..............   3,291    --     (129,675)    (16,895)
                                                  -----   ---    ---------   ---------

Net change in contract owners' equity .........   3,362    --     (136,379)     36,040
Contract owners' equity beginning of period ...      --    --    1,799,509   1,930,063
                                                  -----   ---    ---------   ---------
Contract owners' equity end of period .........   3,362    --    1,663,130   1,966,103
                                                  =====   ===    =========   =========

CHANGES IN UNITS:
   Beginning units ............................      --    --      102,210      87,635
                                                  -----   ---    ---------   ---------
   Units purchased ............................     330    --       12,303      14,693
   Units redeemed .............................     (30)   --      (15,423)    (12,993)
                                                  -----   ---    ---------   ---------
   Ending units ...............................     300    --       99,090      89,335
                                                  =====   ===    =========   =========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                         GVITGrowth           GVITIDAgg
                                                  ----------------------   --------------
                                                     2004         2003      2004     2003
                                                  ----------   ---------   ------   -----
Investment activity:
   Net investment income (loss) ...............   $   (9,694)     (9,759)      37       9
   Realized gain (loss) on investments ........      (31,443)    (81,284)       1      (4)
   Change in unrealized gain (loss)
      on investments ..........................      116,190     450,397      389     372
   Reinvested capital gains ...................           --          --      146      --
                                                  ----------   ---------   ------   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       75,053     359,354      573     377
                                                  ----------   ---------   ------   -----

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      237,979     258,506    1,482     803
   Transfers between funds ....................       (9,593)    (79,909)      --      --
   Surrenders (note 6) ........................     (129,146)   (167,497)      --      --
   Death benefits (note 4) ....................      (15,567)         --       --      --
   Net policy repayments (loans) (note 5) .....       16,104      33,542       --      --
   Deductions for surrender charges
      (note 2d) ...............................           --      (1,098)      --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (167,567)   (163,153)    (604)   (305)
                                                  ----------   ---------   ------   -----
         Net equity transactions ..............      (67,790)   (119,609)     878     498
                                                  ----------   ---------   ------   -----

Net change in contract owners' equity .........        7,263     239,745    1,451     875
Contract owners' equity beginning of period ...    3,263,549   2,567,956   14,835   3,134
                                                  ----------   ---------   ------   -----
Contract owners' equity end of period .........   $3,270,812   2,807,701   16,286   4,009
                                                  ==========   =========   ======   =====

CHANGES IN UNITS:
   Beginning units ............................      238,060     225,890    1,370     379
                                                  ----------   ---------   ------   -----
   Units purchased ............................       45,441      47,123      136      97
   Units redeemed .............................      (40,199)    (50,400)     (54)    (37)
                                                  ----------   ---------   ------   -----
   Ending units ...............................      243,302     222,613    1,452     439
                                                  ==========   =========   ======   =====

                                                     GVITIDCon          GVITIDMod
                                                  ---------------   ----------------
                                                   2004     2003      2004     2003
                                                  ------   ------   -------   ------
Investment activity:
   Net investment income (loss) ...............      135      297       479      118
   Realized gain (loss) on investments ........       24        1       196     (132)
   Change in unrealized gain (loss)
      on investments ..........................     (190)     989       857    3,014
   Reinvested capital gains ...................       66       --       448       --
                                                  ------   ------   -------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       35    1,287     1,980    3,000
                                                  ------   ------   -------   ------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................      288    1,919     5,573    1,366
   Transfers between funds ....................   13,868   27,742    22,945   30,100
   Surrenders (note 6) ........................       --       --        --     (924)
   Death benefits (note 4) ....................       --       --        --       --
   Net policy repayments (loans) (note 5) .....       --       --        --       --
   Deductions for surrender charges
      (note 2d) ...............................       --       --        --       (6)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (507)    (391)   (2,200)    (527)
                                                  ------   ------   -------   ------
         Net equity transactions ..............   13,649   29,270    26,318   30,009
                                                  ------   ------   -------   ------

Net change in contract owners' equity .........   13,684   30,557    28,298   33,009
Contract owners' equity beginning of period ...    1,625      130    90,423    6,629
                                                  ------   ------   -------   ------
Contract owners' equity end of period .........   15,309   30,687   118,721   39,638
                                                  ======   ======   =======   ======

CHANGES IN UNITS:
   Beginning units ............................      152       13     8,343      730
                                                  ------   ------   -------   ------
   Units purchased ............................    1,312    2,984     2,590    3,730
   Units redeemed .............................      (48)     (38)     (201)    (394)
                                                  ------   ------   -------   ------
   Ending units ...............................    1,416    2,959    10,732    4,066
                                                  ======   ======   =======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITIDModAgg         GVITIDModCon
                                                  ------------------   -----------------
                                                    2004       2003      2004      2003
                                                  --------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $    313        79     1,040       967
   Realized gain (loss) on investments ........        903    (6,426)    1,194       (93)
   Change in unrealized gain (loss)
      on investments ..........................      1,002     7,862      (767)    6,983
   Reinvested capital gains ...................        573        --       705        --
                                                  --------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      2,791     1,515     2,172     7,857
                                                  --------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     12,627    11,944     2,210     1,928
   Transfers between funds ....................     31,991   (16,814)   16,746     5,773
   Surrenders (note 6) ........................         --        --        --        --
   Death benefits (note 4) ....................         --        --        --        --
   Net policy repayments (loans) (note 5) .....     (1,795)       --        --        --
   Deductions for surrender charges
      (note 2d) ...............................         --        --        --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (5,527)   (3,400)   (4,079)   (4,135)
                                                  --------   -------   -------   -------
         Net equity transactions ..............     37,296    (8,270)   14,877     3,566
                                                  --------   -------   -------   -------

Net change in contract owners' equity .........     40,087    (6,755)   17,049    11,423
Contract owners' equity beginning of period ...     95,237    45,003   158,047   139,217
                                                  --------   -------   -------   -------
Contract owners' equity end of period .........   $135,324    38,248   175,096   150,640
                                                  ========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................      8,766     5,211    14,569    14,546
                                                  --------   -------   -------   -------
   Units purchased ............................      4,012     2,085     1,801       808
   Units redeemed .............................       (662)   (3,230)     (438)     (430)
                                                  --------   -------   -------   -------
   Ending units ...............................     12,116     4,066    15,932    14,924
                                                  ========   =======   =======   =======

                                                       GVITMyMkt              GVITNWFund
                                                  ------------------   -----------------------
                                                    2004       2003       2004         2003
                                                  --------   -------   ----------   ----------
Investment activity:
   Net investment income (loss) ...............       (211)     (152)      17,472         (381)
   Realized gain (loss) on investments ........         --        --      (52,194)    (133,559)
   Change in unrealized gain (loss)
      on investments ..........................         --        --      245,586    1,266,231
   Reinvested capital gains ...................         --        --           --           --
                                                  --------   -------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       (211)     (152)     210,864    1,132,291
                                                  --------   -------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      5,736     6,129      577,654      641,338
   Transfers between funds ....................     (9,410)   53,723      (92,417)     (14,110)
   Surrenders (note 6) ........................   (420,255)   (8,494)    (438,772)    (346,664)
   Death benefits (note 4) ....................         --        --      (27,573)     (16,998)
   Net policy repayments (loans) (note 5) .....      3,932    39,907       95,276       73,844
   Deductions for surrender charges
      (note 2d) ...............................         --       (56)          --       (2,273)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (11,768)  (11,688)    (506,308)    (529,221)
                                                  --------   -------   ----------   ----------
         Net equity transactions ..............   (431,765)   79,521     (392,140)    (194,084)
                                                  --------   -------   ----------   ----------

Net change in contract owners' equity .........   (431,976)   79,369     (181,276)     938,207
Contract owners' equity beginning of period ...    877,555   790,154   11,599,383    9,680,176
                                                  --------   -------   ----------   ----------
Contract owners' equity end of period .........    445,579   869,523   11,418,107   10,618,383
                                                  ========   =======   ==========   ==========

CHANGES IN UNITS:
   Beginning units ............................     82,054    52,606      533,711      436,867
                                                  --------   -------   ----------   ----------
   Units purchased ............................      6,318    19,253      191,638       66,752
   Units redeemed .............................    (47,326)   (8,463)    (101,503)     (53,782)
                                                  --------   -------   ----------   ----------
   Ending units ...............................     41,046    63,396      623,846      449,837
                                                  ========   =======   ==========   ==========

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     GVITLead         GVITSmCapVal
                                                  --------------   -----------------
                                                    2004    2003     2004      2003
                                                  -------   ----   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   (16)   (1)     (911)     (617)
   Realized gain (loss) on investments ........     1,581    (1)    2,205    (9,151)
   Change in unrealized gain (loss)
      on investments ..........................      (987)   26    10,656    38,969
   Reinvested capital gains ...................        --    --        --        --
                                                  -------   ---   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       578    24    11,950    29,201
                                                  -------   ---   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       356    --    12,134     7,986
   Transfers between funds ....................    (7,676)   --    35,794   (12,761)
   Surrenders (note 6) ........................        --    --      (845)   (2,918)
   Death benefits (note 4) ....................        --    --        --        --
   Net policy repayments (loans) (note 5) .....        --    --    (5,601)      204
   Deductions for surrender charges
      (note 2d) ...............................        --    --        --       (19)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (234)  (25)   (9,840)   (8,187)
                                                  -------   ---   -------   -------
         Net equity transactions ..............    (7,554)  (25)   31,642   (15,695)
                                                  -------   ---   -------   -------

Net change in contract owners' equity .........    (6,976)   (1)   43,592    13,506
Contract owners' equity beginning of period ...     8,084   404   243,521   172,062
                                                  -------   ---   -------   -------
Contract owners' equity end of period .........   $ 1,108   403   287,113   185,568
                                                  =======   ===   =======   =======

CHANGES IN UNITS:
   Beginning units ............................       773    48    16,364    16,264
                                                  -------   ---   -------   -------
   Units purchased ............................        33     1     9,137     4,017
   Units redeemed .............................      (704)   (4)   (4,517)   (4,360)
                                                  -------   ---   -------   -------
   Ending units ...............................       102    45    20,984    15,921
                                                  =======   ===   =======   =======

                                                      GVITSmComp        GVITUSGro
                                                  -----------------   -------------
                                                    2004      2003     2004    2003
                                                  -------   -------   -----   -----
Investment activity:
   Net investment income (loss) ...............      (839)     (716)     (3)     (7)
   Realized gain (loss) on investments ........       (90)   (6,559)    637      25
   Change in unrealized gain (loss)
      on investments ..........................    16,131    34,429    (703)    460
   Reinvested capital gains ...................        --        --     156      --
                                                  -------   -------   -----   -----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    15,202    27,154      87     478
                                                  -------   -------   -----   -----

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     9,436    10,232   1,248   1,410
   Transfers between funds ....................   (14,813)   (1,612)    247      (2)
   Surrenders (note 6) ........................    (1,177)   (9,602)     --      --
   Death benefits (note 4) ....................        --        --      --      --
   Net policy repayments (loans) (note 5) .....    (6,355)    3,800      --      --
   Deductions for surrender charges
      (note 2d) ...............................        --       (63)     --      --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (6,681)   (6,759)   (419)   (381)
                                                  -------   -------   -----   -----
         Net equity transactions ..............   (19,590)   (4,004)  1,076   1,027
                                                  -------   -------   -----   -----

Net change in contract owners' equity .........    (4,388)   23,150   1,163   1,505
Contract owners' equity beginning of period ...   238,729   184,443   2,643   1,137
                                                  -------   -------   -----   -----
Contract owners' equity end of period .........   234,341   207,593   3,806   2,642
                                                  =======   =======   =====   =====

CHANGES IN UNITS:
   Beginning units ............................    11,784    10,670     214     139
                                                  -------   -------   -----   -----
   Units purchased ............................     2,108     1,850     121     159
   Units redeemed .............................    (2,074)   (1,528)    (33)    (43)
                                                  -------   -------   -----   -----
   Ending units ...............................    11,818    10,992     302     255
                                                  =======   =======   =====   =====

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                       NBAMTBal             NBAMTGro
                                                  ------------------   -----------------
                                                    2004       2003      2004      2003
                                                  --------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $ (2,953)   (3,150)     (485)     (466)
   Realized gain (loss) on investments ........    (37,958)  (65,517)   (5,649)  (30,102)
   Change in unrealized gain (loss)
      on investments ..........................     71,258   128,612    15,665    47,092
   Reinvested capital gains ...................         --        --        --        --
                                                  --------   -------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     30,347    59,945     9,531    16,524
                                                  --------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     47,264    53,593    12,740    12,313
   Transfers between funds ....................         --    (9,471)   (1,883)   (3,538)
   Surrenders (note 6) ........................    (44,843)  (40,684)  (26,970)     (236)
   Death benefits (note 4) ....................       (143)       --        --        --
   Net policy repayments (loans) (note 5) .....       (537)   (2,508)   13,041    (1,029)
   Deductions for surrender charges
      (note 2d) ...............................         --      (267)       --        (2)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (39,414)  (43,067)   (6,273)   (6,902)
                                                  --------   -------   -------   -------
         Net equity transactions ..............    (37,673)  (42,404)   (9,345)      606
                                                  --------   -------   -------   -------

Net change in contract owners' equity .........     (7,326)   17,541       186    17,130
Contract owners' equity beginning of period ...    875,213   844,699   137,628   115,369
                                                  --------   -------   -------   -------
Contract owners' equity end of period .........   $867,887   862,240   137,814   132,499
                                                  ========   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................     55,047    53,702     8,611     7,684
                                                  --------   -------   -------   -------
   Units purchased ............................     11,401     7,519       851     3,992
   Units redeemed .............................     (9,164)   (8,642)   (1,164)   (2,295)
                                                  --------   -------   -------   -------
   Ending units ...............................     57,284    52,579     8,298     9,381
                                                  ========   =======   =======   =======

                                                     NBAMTGuard        NBAMTLMat
                                                  ---------------   ---------------
                                                   2004     2003     2004     2003
                                                  ------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............     (150)     (91)     (27)     (36)
   Realized gain (loss) on investments ........      (24)     (49)      27       23
   Change in unrealized gain (loss)
      on investments ..........................    1,306    3,214      (22)     154
   Reinvested capital gains ...................       --       --       --       --
                                                  ------   ------   ------   ------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................    1,132    3,074      (22)     141
                                                  ------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    1,333    2,278    1,410      898
   Transfers between funds ....................        3       --   (1,984)   5,049
   Surrenders (note 6) ........................       --       --       --      (79)
   Death benefits (note 4) ....................       --       --       --       --
   Net policy repayments (loans) (note 5) .....       76       (6)      --       --
   Deductions for surrender charges
      (note 2d) ...............................       --       --       --       (1)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (1,529)  (1,533)    (531)    (666)
                                                  ------   ------   ------   ------
         Net equity transactions ..............     (117)     739   (1,105)   5,201
                                                  ------   ------   ------   ------

Net change in contract owners' equity .........    1,015    3,813   (1,127)   5,342
Contract owners' equity beginning of period ...   30,476   22,088   14,195    5,308
                                                  ------   ------   ------   ------
Contract owners' equity end of period .........   31,491   25,901   13,068   10,650
                                                  ======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................    3,084    2,908      938      297
                                                  ------   ------   ------   ------
   Units purchased ............................      755      517      121      327
   Units redeemed .............................     (759)    (418)    (151)     (37)
                                                  ------   ------   ------   ------
   Ending units ...............................    3,080    3,007      908      587
                                                  ======   ======   ======   ======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      NBAMTPart          OppBdFd
                                                  ----------------   ---------------
                                                    2004     2003     2004     2003
                                                  -------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $  (349)    (317)   1,146      990
   Realized gain (loss) on investments ........      (325)  (2,300)     423       34
   Change in unrealized gain (loss)
      on investments ..........................     5,427   17,313   (1,511)    (200)
   Reinvested capital gains ...................        --       --       --       --
                                                  -------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     4,753   14,696       58      824
                                                  -------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................     2,071    3,460    1,308    7,170
   Transfers between funds ....................        --     (461)    (326)   9,251
   Surrenders (note 6) ........................        --   (2,322)      --     (804)
   Death benefits (note 4) ....................        --       --       --       --
   Net policy repayments (loans) (note 5) .....       260      126      (11)     678
   Deductions for surrender charges
      (note 2d) ...............................        --      (15)      --       (5)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,483)  (2,688)  (1,312)  (1,384)
                                                  -------   ------   ------   ------
         Net equity transactions ..............      (152)  (1,900)    (341)  14,906
                                                  -------   ------   ------   ------

Net change in contract owners' equity .........     4,601   12,796     (283)  15,730
Contract owners' equity beginning of period ...    95,037   84,568   31,833   11,976
                                                  -------   ------   ------   ------
Contract owners' equity end of period .........   $99,638   97,364   31,550   27,706
                                                  =======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................     6,138    5,817    1,432      556
                                                  -------   ------   ------   ------
   Units purchased ............................       882    2,981      928      791
   Units redeemed .............................      (462)  (1,590)    (530)     (81)
                                                  -------   ------   ------   ------
   Ending units ...............................     6,558    7,208    1,830    1,266
                                                  =======   ======   ======   ======

                                                       OppCapAp            OppGlSec
                                                  -----------------   -----------------
                                                    2004      2003      2004      2003
                                                  -------   -------   -------   -------
Investment activity:
   Net investment income (loss) ...............       (94)       52     1,463       781
   Realized gain (loss) on investments ........    (5,370)  (22,986)   (2,167)  (41,017)
   Change in unrealized gain (loss)
      on investments ..........................    10,373    48,038     4,805    56,462
   Reinvested capital gains ...................        --        --        --        --
                                                  -------   -------   -------   -------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ..............................     4,909    25,104     4,101    16,226
                                                  -------   -------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................    10,723    12,730     6,614    12,625
   Transfers between funds ....................     6,690    (4,424)   19,337     4,850
   Surrenders (note 6) ........................    (5,453)  (18,706)   (4,672)  (75,032)
   Death benefits (note 4) ....................        --        --        --        --
   Net policy repayments (loans) (note 5) .....       684     6,805       255    24,969
   Deductions for surrender charges
      (note 2d) ...............................        --      (123)       --      (492)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (11,032)  (11,440)   (5,536)   (5,501)
                                                  -------   -------   -------   -------
         Net equity transactions ..............     1,612   (15,158)   15,998   (38,581)
                                                  -------   -------   -------   -------

Net change in contract owners' equity .........     6,521     9,946    20,099   (22,355)
Contract owners' equity beginning of period ...   253,394   235,438   153,630   155,803
                                                  -------   -------   -------   -------
Contract owners' equity end of period .........   259,915   245,384   173,729   133,448
                                                  =======   =======   =======   =======

CHANGES IN UNITS:
   Beginning units ............................    19,834    21,283     9,312     9,621
                                                  -------   -------   -------   -------
   Units purchased ............................     4,091     3,856     2,628     4,441
   Units redeemed .............................    (3,105)   (4,466)   (1,038)   (3,881)
                                                  -------   -------   -------   -------
   Ending units ...............................    20,820    20,673    10,902    10,181
                                                  =======   =======   =======   =======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     OppMultStr            StOpp2
                                                  ----------------   -----------------
                                                    2004     2003      2004      2003
                                                  -------   ------   -------   -------
Investment activity:
   Net investment income (loss) ...............   $   330    1,133      (533)     (464)
   Realized gain (loss) on investments ........      (152)  (1,543)   (6,926)   (4,310)
   Change in unrealized gain (loss) on
      investments .............................       263    4,838    18,397    23,320
   Reinvested capital gains ...................        --       --        --        --
                                                  -------   ------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................       441    4,428    10,938    18,546
                                                  -------   ------   -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................       258      694     6,780     9,708
   Transfers between funds ....................        --       --     3,531     1,741
   Surrenders (note 6) ........................        --   (4,864)  (31,343)   (6,515)
   Death benefits (note 4) ....................        --       --        --        --
   Net policy repayments (loans) (note 5) .....    (6,149)      (2)   12,316      (402)
   Deductions for surrender charges
      (note 2d) ...............................        --      (32)       --       (43)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (1,049)  (1,253)   (8,432)   (7,939)
                                                  -------   ------   -------   -------
         Net equity transactions ..............    (6,940)  (5,457)  (17,148)   (3,450)
                                                  -------   ------   -------   -------

Net change in contract owners' equity .........    (6,499)  (1,029)   (6,210)   15,096
Contract owners' equity beginning of period ...    47,055   47,009   145,126   116,195
                                                  -------   ------   -------   -------
Contract owners' equity end of period .........   $40,556   45,980   138,916   131,291
                                                  =======   ======   =======   =======

CHANGES IN UNITS:
   Beginning units ...........................      3,777    2,397     6,070     4,966
                                                  -------   ------   -------   -------
   Units purchased ...........................         10      173     2,010       500
   Units redeemed ............................       (623)    (347)   (2,124)   (1,131)
                                                  -------   ------   -------   -------
   Ending units ..............................      3,164    2,223     5,956     4,335
                                                  =======   ======   =======   =======

                                                      StDisc2          StIntStk2
                                                  ---------------   --------------
                                                   2004     2003    2004     2003
                                                  ------   ------   ----   -------
Investment activity:
   Net investment income (loss) ...............     (162)    (112)    --       176
   Realized gain (loss) on investments ........      450     (945)    --   (16,440)
   Change in unrealized gain (loss) on
      investments .............................    1,247    5,208     --    15,762
   Reinvested capital gains ...................       --       --     --        --
                                                  ------   ------    ---   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................    1,535    4,151     --      (502)
                                                  ------   ------    ---   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................    2,723    2,719     --       579
   Transfers between funds ....................       --       --     --   (11,480)
   Surrenders (note 6) ........................       --     (236)    --        --
   Death benefits (note 4) ....................       --       --     --        --
   Net policy repayments (loans) (note 5) .....    9,668   (8,380)    --        --
   Deductions for surrender charges
      (note 2d) ...............................       --       (2)    --        --
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................   (1,693)  (1,696)    --      (234)
                                                  ------   ------    ---   -------
         Net equity transactions ..............   10,698   (7,595)    --   (11,135)
                                                  ------   ------    ---   -------

Net change in contract owners' equity .........   12,233   (3,444)    --   (11,637)
Contract owners' equity beginning of period ...   29,824   30,778     --    11,637
                                                  ------   ------    ---   -------
Contract owners' equity end of period .........   42,057   27,334     --        --
                                                  ======   ======    ===   =======

CHANGES IN UNITS:
   Beginning units ...........................     1,237    1,629     --     2,043
                                                  ------   ------    ---   -------
   Units purchased ...........................     1,018    1,213     --       102
   Units redeemed ............................      (151)  (1,468)    --    (2,145)
                                                  ------   ------    ---   -------
   Ending units ..............................     2,104    1,374     --        --
                                                  ======   ======    ===   =======

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                      VEWrldBd          VEWrldEMkt
                                                  ----------------   ---------------
                                                    2004     2003     2004     2003
                                                  -------   ------   ------   ------
Investment activity:
   Net investment income (loss) ...............   $ 1,372      222      118     (106)
   Realized gain (loss) on investments ........       313       83        9   (2,589)
   Change in unrealized gain (loss) on
      investments .............................    (2,206)   2,055   (1,804)   6,595
   Reinvested capital gains ...................        --       --       --       --
                                                  -------   ------   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      (521)   2,360   (1,677)   3,900
                                                  -------   ------   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................       929    1,039    2,460    3,343
   Transfers between funds ....................    (2,693)   9,077    4,381    7,888
   Surrenders (note 6) ........................        --      (79)  (3,166)  (1,228)
   Death benefits (note 4) ....................        --       --       --       --
   Net policy repayments (loans) (note 5) .....       (60)      --    1,096     (213)
   Deductions for surrender charges
      (note 2d) ...............................        --       (1)      --       (8)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................      (348)    (980)  (2,140)  (2,075)
                                                  -------   ------   ------   ------
         Net equity transactions ..............    (2,172)   9,056    2,631    7,707
                                                  -------   ------   ------   ------

Net change in contract owners' equity .........    (2,693)  11,416      954   11,607
Contract owners' equity beginning of period ...    16,861   18,701   51,641   33,808
                                                  -------   ------   ------   ------
Contract owners' equity end of period .........   $14,168   30,117   52,595   45,415
                                                  =======   ======   ======   ======

CHANGES IN UNITS:
   Beginning units ............................       955    1,163    5,019    5,445
                                                  -------   ------   ------   ------
   Units purchased ............................        56      663      675    1,704
   Units redeemed .............................      (177)    (105)    (442)    (582)
                                                  -------   ------   ------   ------
   Ending units ...............................       834    1,721    5,252    6,567
                                                  =======   ======   ======   ======

                                                     VEWrldHAs         VKEmMkt
                                                  --------------   ---------------
                                                   2004     2003    2004     2003
                                                  ------   -----   ------   ------
Investment activity:
   Net investment income (loss) ...............       20       7      (46)     (76)
   Realized gain (loss) on investments ........    1,049     (22)     174      539
   Change in unrealized gain (loss) on
      investments .............................     (930)    532     (903)   2,736
   Reinvested capital gains ...................       --      --       --       --
                                                  ------   -----   ------   ------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................      139     517     (775)   3,199
                                                  ------   -----   ------   ------

Equity transactions:
   Purchase payments received from
      contract owners (note 6) ................      569     923      182   (1,000)
   Transfers between funds ....................   (2,989)     --       74    3,334
   Surrenders (note 6) ........................   (1,852)     --       --   (2,989)
   Death benefits (note 4) ....................       --      --       --       --
   Net policy repayments (loans) (note 5) .....       --      --        9        7
   Deductions for surrender charges
      (note 2d) ...............................       --      --       --      (20)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................     (521)   (560)    (855)    (646)
                                                  ------   -----   ------   ------
         Net equity transactions ..............   (4,793)    363     (590)  (1,314)
                                                  ------   -----   ------   ------

Net change in contract owners' equity .........   (4,654)    880   (1,365)   1,885
Contract owners' equity beginning of period ...   11,489   7,907   23,085   19,010
                                                  ------   -----   ------   ------
Contract owners' equity end of period .........    6,835   8,787   21,720   20,895
                                                  ======   =====   ======   ======

CHANGES IN UNITS:
   Beginning units ............................      585     580    1,562    1,654
                                                  ------   -----   ------   ------
   Units purchased ............................       29      67       19      261
   Units redeemed .............................     (270)    (41)     (57)    (393)
                                                  ------   -----   ------   ------
   Ending units ...............................      344     606    1,524    1,522
                                                  ======   =====   ======   ======

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Six Month Periods Ended June 30, 2004 and 2003
(UNAUDITED)

                                                     VKUSRealEst
                                                  -----------------
                                                    2004      2003
                                                  -------   -------
Investment activity:
   Net investment income (loss) ...............   $  (355)     (292)
   Realized gain (loss) on investments ........     3,172       484
   Change in unrealized gain (loss) on
      investments .............................     3,051     9,882
   Reinvested capital gains ...................        --        --
                                                  -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ...........................     5,868    10,074
                                                  -------   -------

Equity transactions:
   Purchase payments received from contract
      owners (note 6) .........................     4,240     4,162
   Transfers between funds ....................    (2,907)  (10,797)
   Surrenders (note 6) ........................        --   (11,912)
   Death benefits (note 4) ....................        --        --
   Net policy repayments (loans) (note 5) .....    (1,523)    2,344
   Deductions for surrender charges
      (note 2d) ...............................        --       (78)
   Redemptions to pay cost of insurance
      charges and administration charges
      (notes 2b and 2c) .......................    (2,704)   (2,246)
                                                  -------   -------
         Net equity transactions ..............    (2,894)  (18,527)
                                                  -------   -------

Net change in contract owners' equity .........     2,974    (8,453)
Contract owners' equity beginning of period ...    94,469    86,892
                                                  -------   -------
Contract owners' equity end of period .........   $97,443    78,439
                                                  =======   =======

CHANGES IN UNITS:
   Beginning units ............................     4,549     4,327
                                                  -------   -------
   Units purchased ............................       150     1,908
   Units redeemed .............................      (297)   (1,974)
                                                  -------   -------
   Ending units ...............................     4,402     4,261
                                                  =======   =======

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

                          NOTES TO FINANCIAL STATEMENTS

                             June 30, 2004 and 2003
                                   (UNAUDITED)

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following funds:

               Portfolios of the American Century Variable Portfolios,
                  Inc. (American Century VP);
                  American Century VP - Advantage Fund - Class I (ACVPAdv)* American Century VP - Balanced Fund - Class I (ACVPBal) American Century VP - Capital Appreciation Fund - Class I
                     (ACVPCapAp)
                  American Century VP - Income & Growth Fund - Class I
                     (ACVPIncGr)
                  American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                     (CSGPVen)
                  Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                     (DrySmCapIxS)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio - Initial Shares
                     (DryVIFApp)
                  Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                     (DryVIFGrInc)

               Funds of Dreyfus, Inc.;
                  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of Federated Insurance Series (Federated IS);
                  Federated IS - Quality Bond Fund II - Primary Shares
                     (FedQualBd)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP);
                  Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                     (FidVIPEI)
                  Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                     (FidVIPHI)
                  Fidelity(R) VIP - Overseas Portfolio - Initial Class
                     (FidVIPOv)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP II);
                  Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                     (FidVIPAM)
                  Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                     (FidVIPCon)

               Portfolios of the Fidelity(R) Variable Insurance Products
                  (Fidelity(R) VIP III);
                  Fidelity(R) VIP III - Growth Opportunities Portfolio -
                     Initial Class (FidVIPGrOp)
                  Fidelity(R) VIP III - Value Strategies Portfolio -
                     Service Class (FidVIPValS)

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT);
                  Gartmore GVIT Global Financial Services Fund - Class I
                     (GVITGIFin1)
                  Gartmore GVIT Global Health Sciences Fund - Class I
                     (GVITGlHlth)
                  Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                  Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                  Gartmore GVIT ID Conservative Fund (GVITIDCon)
                  Gartmore GVIT ID Moderate Fund (GVITIDMod)
                  Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide(R) Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide(R) Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)

               Portfolios of the Neuberger Berman Advisers Management Trust
                  (Neuberger Berman AMT);
                  Neuberger Berman AMT - Balanced Portfolio (NBAMTBal) Neuberger Berman AMT - Growth Portfolio (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                     (NBAMTGuard)
                  Neuberger Berman AMT - Limited Maturity Bond Portfolio
                     (NBAMTLMat)
                  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                  Oppenheimer VA Bond Fund - Initial Class (OppBdFd)
                  Oppenheimer VA Capital Appreciation Fund - Initial Class
                     (OppCapAp)
                  Oppenheimer VA Global Securities Fund - Initial Class
                     (OppGlSec)
                  Oppenheimer VA Multiple Strategies Fund - Initial Class
                     (OppMultStr)

               Funds of the Strong Variable Insurance Funds, Inc (Strong VIF);
                  Strong VIF - Strong Discovery Fund II (StDisc2)
                  Strong VIF - Strong International Stock Fund II (StIntStk2)*

               Strong Variable Insurance Funds, Inc.;
                  Strong Opportunity Fund II, Inc.(StOpp2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                  Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of Van Kampen Universal Institutional Funds, Inc.
                  (Van Kampen UIF);
                  Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                     (VKEmMkt)
                  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                     (VKUSRealEst)

          At June 30, 2004, contract owners have invested in all of the above funds except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

        NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2004. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Policy Charges

     (a)  Deductions from Premium

          On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% (reduced to 1.5% on any portion of the annual premium in excess of the break point premium) from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c)  Administrative Charges

          For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). Additionally, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs.

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in year eight.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

          No surrender charge is assessed on any contract surrendered after the ninth year. However, if a policy increases, the amount of the increase will have a nine-year surrender charge period.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Company, or from earnings thereon.

(3)  Asset Charges

     The Company deducts a charge equal to an annual rate of 0.80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the daily unit value calculation.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary. The Company may change the interest crediting rate or policy loans at anytime at its sole discretion.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company through fixed to variable or variable to fixed transactions (exchanges) or through loan transactions. The fixed account assets are not reflected in the accompanying financial statements.

     The Account portion of contract owner loans is transferred to the fixed account for administration and collection. Loan repayments are transferred from the fixed account to the Account and are allocated to the sub accounts at the discretion of the contract owner. Loans and loan repayments are included in net policy repayments (loans) on the accompanying Statements of Changes in Contract Owners' Equity.

     Exchanges are initiated, under certain restrictions, at the discretion of the contract owner. The contract owner may transfer assets between a fixed dollar contract of the Company and the sub accounts of the Account. Exchanges from the Account to the fixed account are included in surrenders, and exchanges to the Account from the fixed account are included in purchase payments received from contract owners, as applicable on the accompanying Statements of Changes in Contract Owners' Equity.

     For the periods ended June 30, 2004 and 2003, total loan repayments and exchanges to the Account from the fixed account were $651,321 and $807,223, respectively, and total loans and exchanges from the Account to the fixed account were $398,286 and $475,296, respectively.

        NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

(7)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended June 30, 2004.

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*     Units   Fair Value   Owners' Equity      Ratio**   Return***
                                      --------   ------   ----------   --------------   ----------   ---------
     Flexible Premium Policies-Years 10 and Over
        American Century VP - Balanced Fund - Class I
           2004 ...................     0.50%    11,012   $11.122016      $122,476         1.65%      2.59%
           2003 ...................     0.50%     7,939     9.982035        79,247         2.75%      9.44%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     0.50%     2,606     9.407410        24,516         0.00%      2.83%
           2003 ...................     0.50%     1,595     8.102080        12,923         0.00%      6.17%

        American Century VP - Income & Growth Fund - Class I
           2004 ...................     0.50%     2,056    10.952349        22,518         1.42%      4.55%
           2003 ...................     0.50%     1,573     9.095329        14,307         1.40%     11.75%
           2002 ...................     0.50%       778     9.077040         7,062         0.98%     -0.09% 5/17/02

        American Century VP - International Fund - Class I
           2004 ...................     0.50%     3,694    10.035887        37,073         0.54%      2.00%

        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     0.50%     1,368    10.307934        14,101         0.00%      4.75%

        American Century VP - Value Fund - Class I
           2004 ...................     0.50%    10,164    11.505659       116,944         1.00%      5.97%
           2003 ...................     0.50%     6,549     9.236207        60,488         1.14%      9.15%
           2002 ...................     0.50%     2,838     9.328873        26,475         0.77%     -0.07% 5/17/02

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     0.50%       926    10.924725        10,116         0.00%      7.46%
           2003 ...................     0.50%        10     8.186069            82         0.00%     18.30%

        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     0.50%     2,098    10.178751        21,355         0.00%      0.77%
           2003 ...................     0.50%     1,328     8.281021        10,997         0.00%      8.56%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     0.50%     1,910    11.481602        21,930         0.00%      7.20%
           2003 ...................     0.50%       601     8.590151         5,163         0.00%     18.54%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     0.50%     6,196     9.551938        59,184         0.01%      2.48%
           2003 ...................     0.50%       942     8.177355         7,703         0.01%     10.00%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     0.50%    24,030    10.522958       252,867         0.68%      3.08%
           2003 ...................     0.50%     5,558     8.901114        49,472         0.70%     11.36%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     0.50%     3,232    10.092265        32,618         0.03%      1.66%
           2003 ...................     0.50%     2,485     8.911821        22,146         0.02%      8.23%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     0.50%     1,116     9.824113        10,964         0.43%      0.46%
           2003 ...................     0.50%       157     8.576074         1,346         0.41%     10.45%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     0.50%       120    11.193193         1,343         3.91%     -0.27%

        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     0.50%    22,410    10.789888       241,801         1.56%      3.23%
           2003 ...................     0.50%     6,189     8.901144        55,089         1.95%     10.43%
           2002 ...................     0.50%     1,416     9.130972        12,929         1.55%     -0.09% 5/17/02

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     0.50%    33,362     9.915864       330,813         0.26%      1.22%
           2003 ...................     0.50%     7,244     8.387644        60,760         0.29%     13.18%
           2002 ...................     0.50%     2,705     8.583684        23,219         0.23%     -0.14% 5/17/02

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     0.50%     3,288    13.050517        42,910         8.14%      0.42%
           2003 ...................     0.50%       905    11.997820        10,858         7.47%     16.90%
           2002 ...................     0.50%       789     9.508408         7,502        10.82%     -0.05% 5/17/02

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     0.50%      1,106   $10.923263     $   12,081        1.30%      0.74%
           2003 ...................     0.50%      1,098     8.367408          9,187        0.92%     10.08%
           2002 ...................     0.50%        330     9.321016          3,076        0.69%     -0.07% 5/17/02

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     0.50%      4,046    11.026604         44,614        2.78%      1.03%
           2003 ...................     0.50%        403    10.215579          4,117        3.79%      9.87%
           2002 ...................     0.50%        108     9.358175          1,011        4.77%     -0.06% 5/17/02

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     0.50%     26,684    11.681628        311,713        0.35%      6.06%
           2003 ...................     0.50%     16,083     9.418853        151,483        0.49%      9.31%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     0.50%      1,548    10.557682         16,343        0.53%      1.20%
           2003 ...................     0.50%        205     9.098251          1,865        0.79%     12.70%

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ...................     0.50%         82    11.326933            929        0.71%      5.15%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.50%     51,660    11.013146        568,939        3.46%     -0.33%
           2003 ...................     0.50%     11,038    11.200130        123,627        1.99%      2.87%

        Gartmore GVIT Growth Fund - Class I
           2004 ...................     0.50%    110,648    10.129527      1,120,812        0.06%      2.41%
           2003 ...................     0.50%     50,472     8.593312        433,722        0.00%     14.75%
           2002 ...................     0.50%        575     8.726227          5,018        0.00%     -0.13% 5/17/02

        Gartmore GVIT ID Aggressive Fund
           2004 ...................     0.50%        232    11.285357          2,618        0.41%      3.71%

        Gartmore GVIT ID Conservative Fund
           2004 ...................     0.50%      1,322    10.816602         14,300        1.35%      0.71%
           2003 ...................     0.50%      2,714    10.374181         28,156        2.02%      3.70%

        Gartmore GVIT ID Moderate Fund
           2004 ...................     0.50%      4,726    11.107502         52,494        0.76%      2.21%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ...................     0.50%      4,700    11.218871         52,729        0.62%      2.96%

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     0.50%     13,690    11.001467        150,610        0.91%      1.32%

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.50%     34,404    10.058338        346,047        0.25%      0.00%
           2003 ...................     0.50%     16,768    10.058576        168,662        0.37%      0.12%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.50%    388,478    10.334304      4,014,650        0.51%      1.92%
           2003 ...................     0.50%     91,063     8.950425        815,053        0.38%     12.00%
           2002 ...................     0.50%        868     9.115430          7,912        0.31%     -0.09% 5/17/02

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     0.50%     14,436    11.727881        169,304        0.00%      5.19%
           2003 ...................     0.50%      4,945     8.499146         42,028        0.00%     18.97%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.50%      6,062    11.783023         71,429        0.00%      6.55%
           2003 ...................     0.50%      2,526     9.056303         22,876        0.00%     14.90%

        Neuberger Berman AMT - Balanced Portfolio
           2004 ...................     0.50%     31,108    10.272374        319,553        0.00%      3.66%
           2003 ...................     0.50%     13,437     9.222078        123,917        0.00%      7.67%

        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     0.50%      3,754    10.299077         38,663        0.00%      7.22%
           2003 ...................     0.50%      3,669     8.382212         30,754        0.00%     14.09%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     0.50%      1,332    10.117131         13,476        0.00%      3.96%
           2003 ...................     0.50%        207     8.442405          1,748        0.00%     13.74%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     0.50%        446    10.564745          4,712        0.00%     -0.25%

        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     0.50%      4,526    10.551039         47,754        0.00%      5.13%
           2003 ...................     0.50%      4,478     8.768019         39,263        0.00%     17.43%

        NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                          Investment
                                       Expense               Unit         Contract        Income       Total
                                        Rate*     Units   Fair Value   Owners' Equity      Ratio**   Return***
                                      --------   ------   ----------   --------------   ----------   ---------
        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     0.50%       920   $11.674447      $ 10,740         4.32%        0.38%
           2003 ...................     0.50%        78    11.485959           896         5.59%        4.93%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     0.50%    11,076    10.353670       114,677         0.31%        2.11%
           2003 ...................     0.50%     3,879     8.723588        33,839         0.41%       12.10%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.50%     8,156    11.228805        91,582         1.22%        3.08%
           2003 ...................     0.50%     6,914     8.530411        58,979         0.88%       11.44%

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     0.50%     2,912    11.332956        33,002         1.09%        1.09%
           2003 ...................     0.50%       791    10.017485         7,924         2.88%       11.10%

        Strong Opportunity Fund II, Inc.
           2004 ...................     0.50%     3,704    10.922094        40,455         0.00%        8.52%
           2003 ...................     0.50%       682     8.553661         5,834         0.00%       15.86%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     0.50%     1,042    12.365811        12,885         0.00%        5.27%
           2003 ...................     0.50%       163     9.553397         1,557         0.00%       12.83%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     0.50%       238    13.485775         3,210         8.65%       -2.31%
           2003 ...................     0.50%        63    12.924563           814         1.24%       10.08%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     0.50%     1,360    12.233182        16,637         0.56%       -2.58%
           2003 ...................     0.50%       263     9.013792         2,371         0.13%       10.13%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     0.50%        26    12.554136           326         0.36%        2.86%
           2003 ...................     0.50%        25     9.011774           225         0.47%        6.37%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     0.50%        76    12.560519           955         0.00%       -3.45%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ...................     0.50%     2,134    13.528629        28,870         0.00%        6.92%
           2003 ...................     0.50%     1,687    10.518950        17,745         0.00%       13.75%

     Flexible Premium Policies-Years 1-9
        American Century VP - Advantage Fund - Class I
           2000 ...................     0.80%    20,736    21.834787       452,766         0.00%        3.72%

        American Century VP - Balanced Fund - Class I
           2004 ...................     0.80%     9,126    21.231444       193,758         1.65%        2.43%
           2003 ...................     0.80%    12,026    19.112583       229,848         2.75%        9.28%
           2002 ...................     0.80%    17,626    18.226523       321,261         2.62%       -0.07%
           2001 ...................     0.80%    17,881    19.959158       356,890         2.81%       -2.03%
           2000 ...................     0.80%       983    21.269538        20,908         0.10%        0.83%

        American Century VP - Capital Appreciation Fund - Class I
           2004 ...................     0.80%     3,514    17.255218        60,635         0.00%        2.68%
           2003 ...................     0.80%     4,694    14.905623        69,967         0.00%        6.01%
           2002 ...................     0.80%     5,789    16.101158        93,210         0.00%       -0.10%
           2001 ...................     0.80%     5,982    21.528185       128,782         0.00%      -14.60%
           2000 ...................     0.80%     7,332    27.248563       199,786         0.00%       16.93%

        American Century VP - Income & Growth Fund - Class I
           2004 ...................     0.80%     2,380    10.986218        26,147         1.42%        4.40%
           2003 ...................     0.80%     2,695     9.150870        24,662         1.40%       11.58%
           2002 ...................     0.80%     3,639     9.160073        33,334         0.98%       -0.11%
           2001 ...................     0.80%     4,527    10.804620        48,913         0.85%       -4.20%
           2000 ...................     0.80%     2,946    12.214588        35,984         0.48%       -3.96%

        American Century VP - International Fund - Class I
           2004 ...................     0.80%     2,382    15.458110        36,821         0.54%        1.85%
           2003 ...................     0.80%     4,390    12.844593        56,388         0.80%        4.54%
           2002 ...................     0.80%     4,318    14.800223        63,907         0.71%       -0.05%
           2001 ...................     0.80%     3,982    17.608849        70,118         0.08%      -20.46%
           2000 ...................     0.80%     3,518    25.117659        88,364         0.10%       -6.39%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                          Investment
                                      Expense                Unit         Contract        Income       Total
                                        Rate*     Units   Fair Value   Owners' Equity      Ratio**   Return***
                                      --------   ------   ----------   --------------   ----------   ---------
        American Century VP - Ultra(R) Fund - Class I
           2004 ...................     0.80%       318   $10.361889      $  3,295         0.00%        4.59%
           2003 ...................     0.80%        13     8.884853           116         0.00%       11.12%
           2002 ...................     0.80%        14     9.115016           128         0.00%       -0.09% 5/1/02

        American Century VP - Value Fund - Class I
           2004 ...................     0.80%     3,110    19.972030        62,113         1.00%        5.81%
           2003 ...................     0.80%     4,645    16.080795        74,695         1.14%        8.99%
           2002 ...................     0.80%     5,976    16.291245        97,356         0.77%       -0.04%
           2001 ...................     0.80%     5,307    16.240238        86,187         0.97%        6.78%
           2000                         0.80%       641    12.407385         7,953         1.27%       -4.38%

        Credit Suisse Trust - Global Post-Venture Capital Portfolio
           2004 ...................     0.80%       722    11.447214         8,265         0.00%        7.30%
           2003 ...................     0.80%     1,413     8.603345        12,157         0.00%       18.12%
           2002 ...................     0.80%     1,217     9.541324        11,612         0.00%       -0.14%
           2001 ...................     0.80%     1,060    12.612769        13,370         0.00%      -19.92%
           2000 ...................     0.80%       966    20.481233        19,785         0.00%        4.57%

        Credit Suisse Trust - International Focus Portfolio
           2004 ...................     0.80%     1,352    10.760935        14,549         0.00%        0.62%
           2003 ...................     0.80%     2,128     8.780987        18,686         0.00%        8.40%
           2002 ...................     0.80%     3,107     9.996529        31,059         0.00%       -0.02%
           2001 ...................     0.80%     2,900    11.070894        32,106         0.00%      -16.27%
           2000 ...................     0.80%     2,695    16.348137        44,058         0.00%       -9.11%

        Credit Suisse Trust - Small Cap Growth Portfolio
           2004 ...................     0.80%     3,268    18.339335        59,933         0.00%        7.04%
           2003 ...................     0.80%     4,134    13.762087        56,892         0.00%       18.37%
           2002 ...................     0.80%     4,762    13.785369        65,646         0.00%       -0.22%
           2001 ...................     0.80%     4,810    18.266351        87,861         0.00%      -13.89%
           2000 ...................     0.80%     6,205    26.635120       165,271         0.00%        2.00%

        Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
           2004 ...................     0.80%       224    11.400635         2,554         0.00%        9.26%
           2003 ...................     0.80%       182     8.564616         1,559         0.00%       12.19%

        Dreyfus Socially Responsible Growth Fund, Inc., The
           2004 ...................     0.80%     4,016    22.339451        89,715         0.01%        2.33%
           2003 ...................     0.80%     6,469    19.182147       124,089         0.01%        9.84%
           2002 ...................     0.80%     7,381    20.451852       150,955         0.01%       -0.17%
           2001 ...................     0.80%     8,643    27.595119       238,505         0.01%      -14.46%
           2000 ...................     0.80%     9,754    37.333022       364,146         0.01%        2.14%

        Dreyfus Stock Index Fund, Inc. - Initial Shares
           2004 ...................     0.80%    10,014    26.599679       266,369         0.68%        2.92%
           2003 ...................     0.80%    15,968    22.567635       360,360         0.70%       11.20%
           2002 ...................     0.80%    21,674    22.751285       493,111         0.61%       -0.14%
           2001 ...................     0.80%    20,991    28.068843       589,193         0.50%       -7.21%
           2000 ...................     0.80%    22,858    33.292046       760,990         0.48%       -0.94%

        Dreyfus VIF - Appreciation Portfolio - Initial Shares
           2004 ...................     0.80%     4,818    13.044267        62,847         0.03%        1.51%
           2003 ...................     0.80%     5,102    11.553166        58,944         0.02%        8.07%
           2002 ...................     0.80%     5,578    11.768590        65,645         0.01%       -0.09%
           2001 ...................     0.80%     3,790    13.428340        50,893         0.01%       -6.63%
           2000 ...................     0.80%     3,970    14.939512        59,310         0.00%        2.38%

        Dreyfus VIF - Growth and Income Portfolio - Initial Shares
           2004 ...................     0.80%     1,936    12.320112        23,852         0.43%        0.32%
           2003 ...................     0.80%     2,284    10.787308        24,638         0.41%       10.29%
           2002 ...................     0.80%     2,339    11.145653        26,070         0.25%       -0.16%
           2001 ...................     0.80%     1,206    14.057896        16,954         0.22%       -0.56%
           2000 ...................     0.80%     1,108    14.620238        16,199         0.30%       -1.28%

        Federated IS - Quality Bond Fund II - Primary Shares
           2004 ...................     0.80%       502    11.087554         5,566         3.91%       -0.42%
           2003 ...................     0.80%       721    11.197939         8,074         3.55%        4.41%

       NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
           2004 ...................     0.80%      3,198   $41.631010     $  133,136        1.56%       3.07%
           2003 ...................     0.80%      8,347    34.446806        287,527        1.95%      10.27%
           2002 ...................     0.80%     10,149    35.443061        359,712        1.55%      -0.07%
           2001 ...................     0.80%      9,948    39.693047        394,866        1.69%      -1.30%
           2000 ...................     0.80%     10,314    36.245575        373,837        1.69%      -3.06%

        Fidelity(R) VIP - Growth Portfolio - Initial Class
           2004 ...................     0.80%     10,116    37.245444        376,775        0.26%       1.07%
           2003 ...................     0.80%     21,282    31.599913        672,509        0.29%      13.01%
           2002 ...................     0.80%     24,318    32.436262        788,785        0.23%      -0.20%
           2001 ...................     0.80%     26,617    44.431230      1,182,626        0.08%     -10.00%
           2000 ...................     0.80%     29,420    58.522458      1,721,731        0.08%       4.69%

        Fidelity(R) VIP - High Income Portfolio - Initial Class
           2004 ...................     0.80%        856    24.529960         20,998        8.14%       0.27%
           2003 ...................     0.80%      2,243    22.619093         50,735        7.47%      16.73%
           2002 ...................     0.80%      2,199    17.979964         39,538       10.82%      -0.05%
           2001 ...................     0.80%      2,770    19.935654         55,222       12.09%      -7.56%
           2000 ...................     0.80%      2,815    26.574602         74,808        7.30%      -5.22%

        Fidelity(R) VIP - Overseas Portfolio - Initial Class
           2004 ...................     0.80%      1,726    19.056994         32,892        1.30%       0.59%
           2003 ...................     0.80%      2,092    14.641844         30,631        0.92%       9.92%
           2002 ...................     0.80%      2,954    16.359879         48,327        0.69%      -0.03%
           2001 ...................     0.80%      2,272    18.996016         43,159        4.82%     -11.81%
           2000 ...................     0.80%      2,160    25.378931         54,818        1.33%      -5.44%

        Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
           2004 ...................     0.80%        218    26.516322          5,781        2.78%       0.88%
           2003 ...................     0.80%      1,435    24.639881         35,358        3.79%       9.71%
           2002 ...................     0.80%      2,039    22.640014         46,163        4.77%      -0.09%
           2001 ...................     0.80%      3,290    25.043415         82,393        4.15%      -3.95%
           2000 ...................     0.80%      3,409    27.059327         92,245        3.20%      -1.08%

        Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
           2004 ...................     0.80%      9,164    25.588290        234,491        0.35%       5.90%
           2003 ...................     0.80%     22,765    20.693731        471,093        0.49%       9.15%
           2002 ...................     0.80%     30,760    20.835755        640,908        0.80%      -0.01%
           2001 ...................     0.80%     31,305    21.726199        680,139        0.80%     -10.29%
           2000 ...................     0.80%     31,626    25.698199        812,731        0.32%      -1.70%

        Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial Class
           2004 ...................     0.80%        864     9.879442          8,536        0.53%       1.05%
           2003 ...................     0.80%        824     8.539361          7,036        0.79%      12.53%
           2002 ...................     0.80%      1,137     8.458687          9,618        0.97%      -0.14%
           2001 ...................     0.80%      1,335    10.476643         13,986        0.40%      -9.13%
           2000 ...................     0.80%      1,488    13.447601         20,010        1.00%      -4.03%

        Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
           2004 ...................     0.80%        690    12.294763          8,483        0.00%       5.15%

        Gartmore GVIT Global Financial Services Fund - Class I
           2004 ...................     0.80%        272    12.609779          3,430        0.65%       4.28%
           2003 ...................     0.80%         12     9.752246            117        0.00%      13.17%

        Gartmore GVIT Global Health Sciences Fund - Class I
           2004 ...................     0.80%        436    11.893096          5,185        0.00%       5.72%
           2003 ...................     0.80%        112    10.441927          1,169        0.00%      25.87%
           2002 ...................     0.80%        221     8.878693          1,962        0.00%      -0.11% 5/1/02

        Gartmore GVIT Global Utilities Fund - Class I
           2004 ...................     0.80%        218    11.160065          2,433        0.71%       4.99%

        Gartmore GVIT Government Bond Fund - Class I
           2004 ...................     0.80%     47,430    23.069594      1,094,191        3.46%      -0.48%
           2003 ...................     0.80%     78,297    23.531886      1,842,476        1.99%       2.72%
           2002 ...................     0.80%     87,745    21.592689      1,894,650        2.27%       0.04%
           2001 ...................     0.80%     86,264    19.952103      1,721,148        2.50%       2.02%
           2000 ...................     0.80%     86,067    18.150229      1,562,136        2.94%       3.62%

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                           Investment
                                       Expense                Unit         Contract        Income       Total
                                        Rate*     Units    Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -------   ----------   --------------   ----------   ---------
        Gartmore GVIT Growth Fund - Class I
           2004 ...................     0.80%    132,654   $16.207575     $ 2,150,000       0.06%       2.26%
           2003 ...................     0.80%    172,141    13.790896       2,373,979       0.00%      14.58%
           2002 ...................     0.80%    209,392    14.046556       2,941,236       0.00%      -0.17%
           2001 ...................     0.80%    208,036    18.711696       3,892,706       0.00%     -21.64%
           2000 ...................     0.80%    218,628    32.877948       7,188,040       0.16%       0.36%

        Gartmore GVIT ID Aggressive Fund
           2004 ...................     0.80%      1,220    11.203421          13,668       0.41%       3.56%
           2003 ...................     0.80%        439     9.133032           4,009       0.64%      10.44%
           2002 ...................     0.80%        196     9.464596           1,855       0.52%      -0.05% 1/25/02

        Gartmore GVIT ID Conservative Fund
           2004 ...................     0.80%         94    10.738086           1,009       1.35%       0.56%
           2003 ...................     0.80%        245    10.329848           2,531       2.02%       3.55%

        Gartmore GVIT ID Moderate Fund
           2004 ...................     0.80%      6,006    11.026872          66,227       0.76%       2.06%
           2003 ...................     0.80%      4,066     9.748649          39,638       0.97%       7.45%

        Gartmore GVIT ID Moderately Aggressive Fund
           2004 ...................     0.80%      7,416    11.137423          82,595       0.62%       2.80%
           2003 ...................     0.80%      4,066     9.406780          38,248       0.56%       9.09%
           2002 ...................     0.80%      3,722     9.563890          35,597       0.74%      -0.04% 1/25/02

        Gartmore GVIT ID Moderately Conservative Fund
           2004 ...................     0.80%      2,242    10.921613          24,486       0.91%       1.17%
           2003 ...................     0.80%     14,924    10.093792         150,640       1.07%       5.46%

        Gartmore GVIT Money Market Fund - Class I
           2004 ...................     0.80%      6,642    14.985174          99,532       0.25%      -0.15%
           2003 ...................     0.80%     46,628    15.030909         700,861       0.37%      -0.03%
           2002 ...................     0.80%     52,777    15.008113         792,083       0.62%       0.00%
           2001 ...................     0.80%     48,391    14.849147         718,565       2.20%       1.91%
           2000 ...................     0.80%     40,934    14.186996         580,730       2.70%       2.41%

        Gartmore GVIT Nationwide(R) Fund: Class I
           2004 ...................     0.80%    235,368    31.454815       7,403,457       0.51%       1.77%
           2003 ...................     0.80%    358,774    27.324527       9,803,330       0.38%      11.83%
           2002 ...................     0.80%    414,765    27.912371      11,577,075       0.31%      -0.06%
           2001 ...................     0.80%    436,746    31.255650      13,650,780       0.37%      -8.26%
           2000 ...................     0.80%    476,837    36.120724      17,223,698       0.26%       2.95%

        Gartmore GVIT Nationwide(R) Leaders Fund - Class I
           2004 ...................     0.80%        102    10.865854           1,108       0.00%       3.90%
           2003 ...................     0.80%         45     8.961648             403       0.00%       6.59%
           2002 ...................     0.80%         51     9.702946             495       0.00%      -0.03% 5/1/02

        Gartmore GVIT Small Cap Value Fund - Class I
           2004 ...................     0.80%      6,548    17.991674         117,809       0.00%       5.03%
           2003 ...................     0.80%     10,976    13.077651         143,540       0.00%      18.80%
           2002 ...................     0.80%     17,582    13.301699         233,870       0.00%      -0.13%
           2001 ...................     0.80%     11,845    15.626161         185,092       0.00%      30.51%
           2000 ...................     0.80%      4,065    11.999870          48,779       0.00%      10.57%

        Gartmore GVIT Small Company Fund - Class I
           2004 ...................     0.80%      5,756    28.303010         162,912       0.00%       6.39%
           2003 ...................     0.80%      8,466    21.818723         184,717       0.00%      14.73%
           2002 ...................     0.80%      8,995    22.094179         198,737       0.00%      -0.05%
           2001 ...................     0.80%      9,096    24.619785         223,942       0.11%      -1.74%
           2000 ...................     0.80%      7,147    24.861403         177,684       0.03%       7.20%

        Gartmore GVIT U.S. Growth Leaders Fund - Class I
           2004 ...................     0.80%        302    12.601922           3,806       0.00%       2.05%
           2003 ...................     0.80%        255    10.360010           2,642       0.00%      26.61%

        Neuberger Berman AMT - Balanced Portfolio
           2004 ...................     0.80%     26,176    20.947970         548,334       0.00%       3.51%
           2003 ...................     0.80%     39,142    18.862692         738,323       0.00%       7.51%
           2002 ...................     0.80%     49,462    18.879762         933,831       2.43%      -0.12%
           2001 ...................     0.80%     54,515    22.498967       1,226,531       1.79%      -9.42%
           2000 ...................     0.80%     61,671    28.819009       1,777,297       1.65%       9.87%

        NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS)

                                      Contract                                         Investment
                                       Expense              Unit         Contract        Income        Total
                                        Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -----   ----------   --------------   ----------   ----------
        Neuberger Berman AMT - Growth Portfolio
           2004 ...................     0.80%    4,544   $21.820255      $ 99,151         0.00%         7.06%
           2003 ...................     0.80%    5,712    17.812450       101,745         0.00%        13.92%
           2002 ...................     0.80%    7,659    18.312808       140,258         0.00%        -0.20%
           2001 ...................     0.80%    7,713    26.821840       206,877         0.00%       -19.08%
           2000 ...................     0.80%    7,093    43.038224       305,270         0.00%        13.80%

        Neuberger Berman AMT - Guardian Portfolio - I Class Shares
           2004 ...................     0.80%    1,748    10.306298        18,015         0.00%         3.81%
           2003 ...................     0.80%    2,800     8.626108        24,153         0.00%        13.57%
           2002 ...................     0.80%    2,744     9.209055        25,270         0.68%        -0.12%
           2001 ...................     0.80%    2,401    10.780683        25,884         0.32%         1.18%
           2000 ...................     0.80%    1,267    10.972407        13,902         0.85%         3.32%

        Neuberger Berman AMT - Limited Maturity Bond Portfolio
           2004 ...................     0.80%      462    18.086550         8,356         0.00%        -0.40%
           2003 ...................     0.80%      587    18.143350        10,650         0.00%         1.52%
           2002 ...................     0.80%      303    17.385988         5,268         4.26%         0.02%
           2001 ...................     0.80%      242    16.521105         3,998         5.92%         4.25%
           2000 ...................     0.80%      323    15.187538         4,906         6.48%         1.52%

        Neuberger Berman AMT - Partners Portfolio
           2004 ...................     0.80%    2,032    25.533629        51,884         0.00%         4.97%
           2003 ...................     0.80%    2,730    21.282460        58,101         0.00%        17.25%
           2002 ...................     0.80%    4,630    21.662321       100,297         0.47%        -0.10%
           2001 ...................     0.80%    4,538    24.763505       112,377         0.37%        -1.03%
           2000 ...................     0.80%    4,542    24.811256       112,693         0.75%        -0.94%

        Oppenheimer VA Bond Fund - Initial Class
           2004 ...................     0.80%      910    22.868670        20,810         4.32%         0.23%
           2003 ...................     0.80%    1,188    22.567162        26,810         5.59%         4.77%
           2002 ...................     0.80%      674    20.297202        13,680         4.43%         0.02%
           2001 ...................     0.80%      565    19.539865        11,040         7.43%         4.96%
           2000 ...................     0.80%      272    17.959057         4,885         8.16%         1.54%

        Oppenheimer VA Capital Appreciation Fund - Initial Class
           2004 ...................     0.80%     9,744   14.905405       145,238         0.31%         1.96%
           2003 ...................     0.80%    16,794   12.596440       211,545         0.41%        11.93%
           2002 ...................     0.80%    21,009   12.483988       262,276         0.55%        -0.20%
           2001 ...................     0.80%    20,235   16.943942       342,861         0.59%        -5.26%
           2000 ...................     0.80%    15,779   19.692541       310,729         0.10%         8.98%

        Oppenheimer VA Global Securities Fund - Initial Class
           2004 ...................     0.80%    2,746    29.915017        82,147         1.22%         2.92%
           2003 ...................     0.80%    3,267    22.794401        74,469         0.88%        11.27%
           2002 ...................     0.80%    7,796    24.520597       191,163         0.49%        -0.08%
           2001 ...................     0.80%    6,859    27.736138       190,242         0.73%        -8.74%
           2000 ...................     0.80%    6,690    32.144397       215,046         0.30%        10.26%

        Oppenheimer VA Multiple Strategies Fund - Initial Class
           2004 ...................     0.80%      252    29.975458         7,554         1.09%         0.94%
           2003 ...................     0.80%    1,432    26.575719        38,056         2.88%        10.94%
           2002 ...................     0.80%    1,821    24.967418        45,466         3.04%        -0.07%
           2001 ...................     0.80%    1,226    27.886972        34,189         3.73%         4.92%
           2000 ...................     0.80%      415    26.750095        11,101         4.63%         6.27%

        Strong Opportunity Fund II, Inc.
           2004 ...................     0.80%    2,252    43.721557        98,461         0.00%         8.36%
           2003 ...................     0.80%    3,653    34.343499       125,457         0.00%        15.69%
           2002 ...................     0.80%    3,968    34.552780       137,105         0.00%        -0.16%
           2001 ...................     0.80%    3,545    42.653716       151,207         0.23%        -0.36%
           2000 ...................     0.80%    4,172    41.961900       175,065         0.00%         3.67%

        Strong VIF - Strong Discovery Fund II
           2004 ...................     0.80%    1,062    27.469159        29,172         0.00%         5.11%
           2003 ...................     0.80%    1,211    21.285491        25,777         0.00%        12.66%
           2002 ...................     0.80%    1,575    20.579978        32,413         0.00%        -0.05%
           2001 ...................     0.80%    1,507    22.914443        34,532         0.63%         9.30%
           2000 ...................     0.80%    1,302    22.537617        29,344         0.00%        11.33%

                                                                     (Continued)

   NATIONWIDE VLI SEPARATE ACCOUNT-3 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                      Contract                                         Investment
                                       Expense              Unit         Contract        Income       Total
                                        Rate*    Units   Fair Value   Owners' Equity     Ratio**    Return***
                                      --------   -----   ----------   --------------   ----------   ---------
        Strong VIF - Strong International Stock Fund II
           2002 ...................     0.80%    1,899   $ 7.324360     $    13,909       2.88%       -0.06%
           2001 ...................     0.80%    1,684     8.671573          14,603       0.00%      -14.32%
           2000 ...................     0.80%    1,818    14.800344          26,907       0.00%      -12.26%

        Van Eck WIT - Worldwide Bond Fund
           2004 ...................     0.80%      596    18.385975          10,958       8.65%       -2.46%
           2003 ...................     0.80%    1,658    17.673856          29,303       1.24%        9.91%
           2002 ...................     0.80%      530    14.567433           7,721       0.00%        0.09%
           2001 ...................     0.80%      128    13.065112           1,672       4.46%       -7.68%
           2000 ...................     0.80%      124    13.920782           1,726       4.66%       -0.59%

        Van Eck WIT - Worldwide Emerging Markets Fund
           2004 ...................     0.80%    3,892     9.238962          35,958       0.56%       -2.72%
           2003 ...................     0.80%    6,304     6.828009          43,044       0.13%        9.97%
           2002 ...................     0.80%    5,706     6.858743          39,136       0.16%        0.06%
           2001 ...................     0.80%    4,689     6.543823          30,684       0.00%       -1.12%
           2000 ...................     0.80%    5,126    10.010672          51,315       0.00%      -12.76%

        Van Eck WIT - Worldwide Hard Assets Fund
           2004 ...................     0.80%      318    20.468314           6,509       0.36%        2.71%
           2003 ...................     0.80%      581    14.736978           8,562       0.47%        6.22%
           2002 ...................     0.80%      984    15.676159          15,425       0.39%        0.09%
           2001 ...................     0.80%      299    15.588342           4,661       1.09%       -3.79%
           2000 ...................     0.80%      385    15.175466           5,843       1.08%        3.51%

        Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
           2004 ...................     0.80%    1,448    14.340330          20,765       0.00%       -3.59%
           2003 ...................     0.80%    1,522    13.728750          20,895       0.00%       17.07%
           2002 ...................     0.80%    1,157    10.795827          12,491       0.00%        0.00%
           2001 ...................     0.80%      138    10.341124           1,427       0.00%        4.36%
           2000 ...................     0.80%      965     9.513376           9,180       0.00%        6.09%

        Van Kampen UIF - U.S. Real Estate Portfolio - Class A
           2004 ...................     0.80%    2,268    30.235119          68,573       0.00%        6.76%
           2003 ...................     0.80%    2,574    23.579453          60,694       0.00%       13.58%
           2002 ...................     0.80%    3,268    23.201445          75,822       0.00%        0.10%
           2001 ...................     0.80%    4,300    20.838647          89,606       0.00%        7.65%
           2000 ...................     0.80%      824    17.343368          14,291       4.56%       13.82% 9/21/00
                                                                        -----------

           2004 .....................................................   $23,311,882
                                                                        ===========
           2003 .....................................................   $22,079,071
                                                                        ===========
           2002 .....................................................   $23,209,640
                                                                        ===========
           2001 .....................................................   $27,046,787
                                                                        ===========
           2000 .....................................................   $35,236,267
                                                                        ===========

* This represents the annual contract expense rate of the variable account and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the six-month period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

--------------------------------------------------------------------------------

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